Item 1. Schedule of Investments:
--------------------------------
Putnam Master Income Trust

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

[LOGO OMITTED: scales]



Putnam Master Income Trust
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The fund's portfolio
July 31, 2004 (Unaudited)

Corporate bonds and notes (41.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Basic Materials (4.4%)
-----------------------------------------------------------------------------------------------------------
       $325,000  Acetex Corp. sr. notes 10 7/8s, 2009
                 (Canada)                                                                          $355,063
        280,000  AK Steel Corp. company guaranty 7 7/8s,
                 2009                                                                               266,700
        345,000  AK Steel Corp. company guaranty 7 3/4s,
                 2012                                                                               319,125
        340,000  Avecia Group PLC company guaranty 11s,
                 2009 (United Kingdom)                                                              260,100
        315,000  BCP Caylux Holdings Luxembourg SCA 144A
                 sr. sub. notes 9 5/8s, 2014 (Luxembourg)                                           326,025
        390,000  Compass Minerals Group, Inc. company
                 guaranty 10s, 2011                                                                 432,900
        155,000  Compass Minerals International, Inc. sr.
                 disc. notes stepped-coupon zero % (12s,
                 6/1/08), 2013 (STP)                                                                120,900
        420,000  Compass Minerals International, Inc. sr.
                 notes stepped-coupon zero % (12 3/4s,
                 12/15/07), 2012 (STP)                                                              344,400
        653,280  Doe Run Resources Corp. company guaranty
                 Ser. A1, 11 3/4s, 2008  (PIK)                                                      489,960
        415,000  Dow Chemical Co. (The) notes 5 3/4s,
                 2009                                                                               437,299
        115,000  Equistar Chemicals LP notes 8 3/4s, 2009                                           118,738
        910,000  Equistar Chemicals LP/Equistar Funding
                 Corp. company guaranty 10 1/8s, 2008                                               991,900
        200,000  Four M Corp. sr. notes Ser. B, 12s, 2006                                           200,000
        230,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                           230,000
        500,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                             540,000
        365,000  Gerdau Ameristeel Corp. sr. notes 10
                 3/8s, 2011 (Canada)                                                                406,975
         74,250  Graphics Packaging bank term loan FRN
                 4.35s, 2010 (acquired 8/6/03, cost
                 $74,250) (RES)                                                                      75,333
        174,563  Hercules, Inc. bank term loan FRN
                 3.497s, 2010 (acquired 4/7/04 , cost
                 $174,563) (RES)                                                                    175,435
        550,000  Hercules, Inc. company guaranty 11 1/8s,
                 2007                                                                               643,500
        105,000  Huntsman Advanced Materials, LLC 144A
                 sec. FRN 10s, 2008                                                                 110,250
        125,000  Huntsman Advanced Materials, LLC 144A
                 sec. notes 11s, 2010                                                               141,875
        426,000  Huntsman Co., LLC sr. disc. notes zero %, 2008                                     247,080
        265,000  Huntsman ICI Chemicals, Inc. company
                 guaranty 10 1/8s, 2009                                                             269,638
        845,000  Huntsman ICI Holdings sr. disc. notes
                 zero %, 2009                                                                       422,500
EUR     225,000  Huntsman International, LLC sr. sub.
                 notes Ser. EXCH, 10 1/8s, 2009                                                     270,471
       $215,000  Huntsman LLC company guaranty 11 5/8s,
                 2010                                                                               239,188
        160,000  Huntsman, LLC 144A company guaranty 11
                 1/2s, 2012                                                                         160,800
         70,000  International Steel Group, Inc. 144A sr.
                 notes 6 1/2s, 2014                                                                  66,325
        765,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                   852,975
         30,000  Kaiser Aluminum & Chemical Corp. sr.
                 notes Ser. B, 10 7/8s, 2006 (In default)
                 (NON)                                                                               31,650
        345,000  Kaiser Aluminum & Chemical Corp. sr.
                 sub. notes 12 3/4s, 2003 (In default)
                 (NON)(DEF)                                                                          65,550
         40,000  Lyondell Chemical Co. bonds 11 1/8s,
                 2012                                                                                44,650
        400,000  Lyondell Chemical Co. company guaranty 9
                 1/2s, 2008                                                                         418,500
        320,000  Lyondell Chemical Co. notes Ser. A, 9
                 5/8s, 2007                                                                         338,000
EUR     235,000  MDP Acquisitions PLC sr. notes 10 1/8s,
                 2012 (Ireland)                                                                     313,330
        $45,000  MDP Acquisitions PLC sr. notes 9 5/8s,
                 2012 (Ireland)                                                                      50,400
        188,351  MDP Acquisitions PLC sub. notes 15 1/2s,
                 2013 (Ireland) (PIK)                                                               219,429
        660,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                              712,800
         80,000  Millennium America, Inc. 144A sr. notes
                 9 1/4s, 2008                                                                        86,400
         62,254  Nalco Co. bank term loan FRN Ser. B,
                 4.126s, 2010 (acquired 11/6/03, cost
                 $62,254) (RES)                                                                      63,158
EUR      40,000  Nalco Co. 144A sr. notes 7 3/4s, 2011                                               50,564
EUR      40,000  Nalco Co. 144A sr. sub. notes 9s, 2013                                              50,371
       $565,000  Nalco Co. 144A sr. sub. notes 8 7/8s,
                 2013                                                                               593,250
        305,000  Norska Skog Canada Ltd. sr. notes 7
                 3/8s, 2014 (Canada)                                                                303,475
        233,383  PCI Chemicals Canada sec. sr. notes 10s,
                 2008 (Canada)                                                                      226,382
         73,902  Pioneer Companies, Inc. sec. FRN 5.086s,
                 2006                                                                                69,837
        430,000  Potlatch Corp. company guaranty 10s,
                 2011                                                                               483,750
         70,000  Resolution Performance Products, LLC sr.
                 notes 9 1/2s, 2010                                                                  73,150
EUR     235,000  SGL Carbon SA 144A sr. notes 8 1/2s,
                 2012 (Luxembourg)                                                                  274,995
       $116,876  SGL Carbon, LLC bank term loan FRN
                 4.22s, 2009 (acquired 2/26/04, cost
                 $117,461) (RES)                                                                    116,876
        105,000  Smurfit-Stone Container Corp. company
                 guaranty 8 1/4s, 2012                                                              112,088
         20,000  Smurfit-Stone Container Corp. company
                 guaranty 7 1/2s, 2013                                                               20,300
        370,000  Steel Dynamics, Inc. company guaranty 9
                 1/2s, 2009                                                                         410,700
         81,826  Sterling Chemicals, Inc. sec. notes 10s,
                 2007 (PIK)                                                                          76,916
        305,000  Stone Container Corp. sr. notes 9 3/4s,
                 2011                                                                               337,025
        120,000  Stone Container Corp. sr. notes 8 3/8s,
                 2012                                                                               128,400
         80,000  Stone Container Finance 144A company
                 guaranty 7 3/8s, 2014 (Canada)                                                      81,400
        475,000  Ucar Finance, Inc. company guaranty 10
                 1/4s, 2012                                                                         532,000
        215,000  United Agri Products 144A sr. notes 8
                 1/4s, 2011                                                                         233,275
        274,000  United States Steel Corp. sr. notes 9
                 3/4s, 2010                                                                         304,825
        160,000  Wellman 1st. lien bank term loan FRN 6s,
                 2009 (acquired 2/4/04, cost $160,000)
                 (RES)                                                                              162,333
        145,000  Wellman 2nd. lien bank term loan FRN 8
                 3/4s, 2010 (acquired 2/4/04, cost
                 $142,100) (RES)                                                                    141,617
         22,805  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 6s, 2010                                                                      15,507
         43,545  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 5s, 2011                                                                      29,175
        105,000  WHX Corp. sr. notes 10 1/2s, 2005                                                   97,650
                                                                                              -------------
                                                                                                 16,785,183
Capital Goods (3.5%)
-----------------------------------------------------------------------------------------------------------
        280,000  AEP Industries, Inc. sr. sub. notes 9
                 7/8s, 2007                                                                         287,000
        520,612  Air2 US 144A sinking fund Ser. D,
                 12.266s, 2020 (In default) (NON)                                                         5
         82,526  Allied Waste Industries, Inc. bank term
                 loan FRN 4.136s, 2010 (acquired 4/25/03,
                 cost $82,526) (RES)                                                                 83,542
         13,929  Allied Waste Industries, Inc. bank term
                 loan FRN Ser. C, 1.369s, 2010 (acquired
                 4/25/03, cost $13,929) (RES)                                                        14,144
        645,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 8 1/2s, 2008                                                      704,663
        295,000  Allied Waste North America, Inc. sec.
                 notes 6 1/2s, 2010                                                                 292,050
         99,000  Amsted Industries bank term loan FRN
                 5.364s, 2010 (acquired 8/12/03, cost
                 $98,505) (RES)                                                                     101,104
        295,000  Argo-Tech Corp. 144A sr. notes 9 1/4s,
                 2011                                                                               308,275
        335,000  BE Aerospace, Inc. sr. sub. notes 9
                 1/2s, 2008                                                                         339,188
        110,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8 7/8s, 2011                                                                    107,250
        245,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8s, 2008                                                                        236,425
         70,000  Berry Plastics Corp. company guaranty 10
                 3/4s, 2012                                                                          77,875
        465,000  Blount, Inc. company guaranty 13s, 2009                                            499,875
        350,000  Browning-Ferris Industries, Inc. debs.
                 7.4s, 2035                                                                         311,500
        290,000  Browning-Ferris Industries, Inc. sr.
                 notes 6 3/8s, 2008                                                                 295,800
         95,000  Crown Cork & Seal Company, Inc. bank
                 term loan FRN Ser. B, 4.586s, 2008
                 (acquired 2/21/03, cost $94,050) (RES)                                              96,306
EUR      45,000  Crown Holdings SA bonds 10 1/4s, 2011
                 (France)                                                                            61,083
       $475,000  Crown Holdings SA notes 10 7/8s, 2013
                 (France)                                                                           545,063
        215,000  Crown Holdings SA notes 9 1/2s, 2011
                 (France)                                                                           235,425
        500,000  Decrane Aircraft Holdings Co. company
                 guaranty Ser. B, 12s, 2008                                                         325,000
         71,591  EaglePicher bank term loan FRN 4.41s,
                 2009 (acquired 8/6/03, cost $72,028)
                 (RES)                                                                               72,083
        380,000  Earle M. Jorgensen Co. sec. notes 9
                 3/4s, 2012                                                                         418,000
        345,000  FIMEP SA sr. notes 10 1/2s, 2013
                 (France)                                                                           396,750
EUR     195,000  Flender Holdings 144A sr. notes 11s,
                 2010 (Germany)                                                                     267,744
       $100,801  Flowserve Corp. bank term loan FRN Ser.
                 C, 4.212s, 2009 (acquired various dates
                 from 4/30/02 to 2/26/04, cost $101,501)
                 (RES)                                                                              101,998
        297,000  Flowserve Corp. company guaranty 12
                 1/4s, 2010                                                                         336,353
         99,298  Graham Packaging bank term loan FRN
                 4.291s, 2010 (acquired 2/18/03, cost
                 $98,802) (RES)                                                                      99,753
        365,000  Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                           382,338
DEM     405,000  Impress Metal Packaging Holding NV sr.
                 sub. notes 9 7/8s, 2007 (Netherlands)                                              240,570
        $79,834  Invensys, PLC bank term loan FRN 5.477s,
                 2009 (acquired 3/11/04, cost $79,634)
                 (United Kingdom) (RES)                                                              81,031
        505,000  Invensys, PLC notes 9 7/8s, 2011 (United
                 Kingdom)                                                                           508,788
        275,000  K&F Industries, Inc. sr. sub. notes Ser.
                 B, 9 5/8s, 2010                                                                    300,438
        120,000  L-3 Communications Corp. company
                 guaranty 7 5/8s, 2012                                                              128,100
        220,000  L-3 Communications Corp. company
                 guaranty 6 1/8s, 2013                                                              213,400
        385,000  Legrand SA debs. 8 1/2s, 2025 (France)                                             406,175
         40,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 1/2s, 2012                                                              45,600
EUR      95,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 3/8s, 2011                                                             127,123
       $120,000  Manitowoc Co., Inc. (The) sr. notes 7
                 1/8s, 2013                                                                         121,800
         94,495  Mueller Group bank term loan FRN 4.559s,
                 2011 (acquired 4/22/04, cost $94,495)
                 (RES)                                                                               95,263
        100,000  Mueller Group Inc. 144A sec. FRN 6.444s,
                 2011                                                                               103,000
        140,000  Mueller Group Inc. 144A sr. sub. notes
                 10s, 2012                                                                          147,000
        300,000  Owens-Brockway Glass company guaranty 8
                 1/4s, 2013                                                                         314,250
        280,000  Owens-Brockway Glass company guaranty 7
                 3/4s, 2011                                                                         296,800
        370,000  Owens-Brockway Glass sr. sec. notes 8
                 3/4s, 2012                                                                         407,000
        275,000  Pliant Corp. sec. notes 11 1/8s, 2009                                              297,000
         97,500  Roper bank term loan FRN 3.61s, 2008
                 (acquired 12/22/03, cost $97,500) (RES)                                             98,800
        630,000  Sequa Corp. sr. notes 9s, 2009                                                     680,400
        125,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010
                 (United Kingdom)                                                                   112,500
         99,750  Solo Cup Co. bank term loan FRN 3.945s,
                 2011 (acquired 2/19/04, cost $100,319)
                 (RES)                                                                              100,831
         65,000  Solo Cup Co. 144A sr. sub. notes 8 1/2s,
                 2014                                                                                59,800
        415,000  Tekni-Plex, Inc. company guaranty Ser.
                 B, 12 3/4s, 2010                                                                   404,625
        245,000  Tekni-Plex, Inc. 144A sr. sec. notes 8
                 3/4s, 2013                                                                         237,344
        100,000  Terex Corp. company guaranty 9 1/4s,
                 2011                                                                               111,250
        380,000  Terex Corp. company guaranty Ser. B, 10
                 3/8s, 2011                                                                         423,700
         24,875  Transdigm, Inc. bank term loan FRN
                 3.61s, 2010 (acquired 4/19/04, cost
                 $24,875) (RES)                                                                      25,171
        215,000  Trimas Corp. company guaranty 9 7/8s,
                 2012                                                                               224,675
        200,000  Vought Aircraft Industries, Inc. 144A
                 sr. notes 8s, 2011                                                                 196,000
                                                                                              -------------
                                                                                                 13,505,026
Communication Services (3.4%)
-----------------------------------------------------------------------------------------------------------
        173,000  Alamosa Delaware, Inc. company guaranty
                 11s, 2010                                                                          189,003
        145,000  Alamosa Delaware, Inc. company guaranty
                 stepped-coupon zero % (12s, 7/31/05),
                 2009 (STP)                                                                         141,738
        225,000  Alamosa Delaware, Inc. 144A sr. notes 8
                 1/2s, 2012                                                                         219,938
        105,000  American Cellular Corp. company guaranty
                 9 1/2s, 2009                                                                        90,300
        430,000  American Cellular Corp. sr. notes Ser.
                 B, 10s, 2011                                                                       374,100
        195,000  American Tower Corp. 144A sr. notes 7
                 1/2s, 2012                                                                         191,588
        405,000  American Towers, Inc. company guaranty 7
                 1/4s, 2011                                                                         408,038
        300,000  Asia Global Crossing, Ltd. sr. notes 13
                 3/8s, 2010 (Bermuda) (In default) (NON)                                             27,000
        475,000  Centennial Cellular Operating Co.
                 company guaranty 10 1/8s, 2013                                                     489,250
         80,000  Cincinnati Bell Telephone Co. company
                 guaranty 6.3s, 2028                                                                 69,600
        200,000  Cincinnati Bell, Inc. company guaranty 7
                 1/4s, 2013                                                                         186,500
        215,000  Cincinnati Bell, Inc. notes 7 1/4s, 2023                                           191,350
        440,000  Cincinnati Bell, Inc. sr. sub. notes 8
                 3/8s, 2014                                                                         387,200
        191,573  Colo.com, Inc. 144A sr. notes 13 7/8s,
                 2010 (In default) (NON)                                                                 19
         50,000  Consolidated Communications bank term
                 loan FRN 4.081s, 2012 (acquired 4/7/04,
                 cost $50,000) (RES)                                                                 50,875
         49,625  Crown Castle International Corp. bank
                 term loan FRN 5.09s, 2010 (acquired
                 10/3/03, cost $49,625) (RES)                                                        49,687
        410,000  Crown Castle International Corp. sr.
                 notes 9 3/8s, 2011                                                                 462,275
         49,625  Dobson Communications Corp. bank term
                 loan FRN 4.915s, 2010 (acquired 10/20/03,
                 cost $49,625) (RES)                                                                 49,679
        230,000  Dobson Communications Corp. sr. notes 8
                 7/8s, 2013                                                                         175,950
        140,000  Eircom Funding notes 8 1/4s, 2013
                 (Ireland)                                                                          147,000
        210,000  Fairpoint Communications, Inc. sr. sub.
                 notes 12 1/2s, 2010                                                                228,900
        186,311  Firstworld Communication Corp. sr. disc.
                 notes zero %, 2008 (In default) (NON)                                                   19
        117,944  Globix Corp. company guaranty 11s, 2008
                 (PIK)                                                                               98,483
        455,000  Inmarsat Finance PLC 144A company
                 guaranty 7 5/8s, 2012 (United Kingdom)                                             435,663
        160,000  iPCS, Inc. 144A sr. notes 11 1/2s, 2012                                            165,200
        405,000  Level 3 Financing Inc. 144A sr. notes 10
                 3/4s, 2011                                                                         346,275
        390,000  Madison River Capital Corp. sr. notes 13
                 1/4s, 2010                                                                         414,375
        557,000  MCI, Inc. sr. notes 7.735s, 2014                                                   501,996
        137,000  MCI, Inc. sr. notes 6.688s, 2009                                                   126,211
          3,000  MCI, Inc. sr. notes 5.908s, 2007                                                     2,906
        116,083  Nextel bank term loan FRN Ser. E,
                 3.813s, 2010 (acquired 12/19/02, cost
                 $107,377) (RES)                                                                    116,830
        795,000  Nextel Communications, Inc. sr. notes 7
                 3/8s, 2015                                                                         834,750
         20,000  Nextel Partners, Inc. sr. notes 12 1/2s,
                 2009                                                                                23,300
        675,000  Nextel Partners, Inc. sr. notes 8 1/8s,
                 2011                                                                               695,250
        450,000  PanAmSat Corp. company guaranty 8 1/2s,
                 2012                                                                               519,188
        105,625  Qwest Communications International, Inc.
                 bank term loan FRN 6 1/2s, 2007
                 (acquired 6/5/03, cost $104,569) (RES)                                             109,388
        675,000  Qwest Communications International, Inc.
                 144A sr. notes 7 1/2s, 2014                                                        631,125
        120,000  Qwest Communications International, Inc.
                 144A sr. notes FRN 4.75s, 2009                                                     114,600
      1,300,000  Qwest Corp. 144A notes 9 1/8s, 2012                                              1,430,000
        195,000  Qwest Services Corp. 144A notes 14 1/2s,
                 2014                                                                               234,000
        145,000  Rogers Wireless, Inc. sec. notes 9 5/8s,
                 2011 (Canada)                                                                      163,125
        170,000  Rural Cellular Corp. sr. sub. notes Ser.
                 B, 9 5/8s, 2008                                                                    161,500
         90,000  SBA Communications Corp. sr. notes 10
                 1/4s, 2009                                                                          93,150
         50,000  SBA Senior Finance, Inc. bank term loan
                 FRN 4.687s, 2008 (acquired 2/3/04, cost
                 $50,000) (RES)                                                                      50,328
        175,000  SBA Telecommunications Inc./SBA
                 Communication Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s,
                 12/15/07), 2011                                                                    132,563
        205,000  Triton PCS, Inc. company guaranty 8
                 3/4s, 2011                                                                         158,363
        365,000  TSI Telecommunication Services, Inc.
                 company guaranty Ser. B, 12 3/4s, 2009                                             392,375
        225,000  UbiquiTel Operating Co. bonds
                 stepped-coupon zero % (14s, 4/15/05),
                 2010 (STP)                                                                         226,125
        195,000  UbiquiTel Operating Co. sr. notes 9
                 7/8s, 2011                                                                         193,538
        290,000  Western Wireless Corp. sr. notes 9 1/4s,
                 2013                                                                               296,525
                                                                                              -------------
                                                                                                 12,797,141
Consumer Cyclicals (10.0%)
-----------------------------------------------------------------------------------------------------------
         33,140  Advance Stores bank term loan FRN Ser.
                 C, 3.312s, 2007 (acquired 3/4/03, cost
                 $33,140) (RES)                                                                      33,533
        155,000  Ameristar Casinos, Inc. company guaranty
                 10 3/4s, 2009                                                                      174,375
         90,000  Argosy Gaming Co. sr. sub. notes 9s,
                 2011                                                                                99,900
        350,000  Argosy Gaming Co. 144A sr. sub. notes
                 7s, 2014                                                                           348,688
        240,000  Asbury Automotive Group, Inc. sr. sub.
                 notes 8s, 2014                                                                     225,600
        475,000  Autonation, Inc. company guaranty 9s,
                 2008                                                                               536,750
         80,000  Beazer Homes USA, Inc. company guaranty
                 8 3/8s, 2012                                                                        85,600
         66,454  Borgata Resorts bank term loan FRN Ser.
                 B, 4.126s, 2007 (acquired 6/5/02, cost
                 $66,289) (RES)                                                                      66,911
        315,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s,
                 2012                                                                               340,200
         85,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s,
                 2012                                                                                87,550
        180,000  Building Materials Corp. company
                 guaranty 8s, 2008                                                                  180,000
        190,000  Chumash Casino & Resort Enterprise 144A
                 sr. notes 9s, 2010                                                                 207,100
         87,500  Coinmach Corp. bank term loan FRN Ser.
                 B, 4.316s, 2009 (acquired 1/31/02, cost
                 $87,391) (RES)                                                                      88,200
        650,000  Coinmach Corp. sr. notes 9s, 2010                                                  659,750
        420,000  Collins & Aikman Products company
                 guaranty 10 3/4s, 2011                                                             424,200
         24,619  Corrections Corporation of America bank
                 term loan FRN 3.36s, 2008 (acquired
                 6/7/04, cost $24,619) (RES)                                                         24,958
         55,000  D.R. Horton, Inc. company guaranty 8s,
                 2009                                                                                61,325
        350,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                           388,500
         80,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                            83,000
        220,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                           214,225
         90,000  Dana Corp. notes 10 1/8s, 2010                                                     102,600
        300,000  Dana Corp. notes 9s, 2011                                                          354,000
         50,000  Dana Corp. notes 7s, 2029                                                           49,500
        155,000  Dana Corp. notes 6 1/2s, 2009                                                      162,750
        305,000  Dayton Superior Corp. sec. notes 10
                 3/4s, 2008                                                                         312,625
         85,000  Delco Remy International, Inc. company
                 guaranty 11s, 2009                                                                  91,163
        285,000  Delco Remy International, Inc. 144A sr.
                 sub. notes 9 3/8s, 2012                                                            275,025
        240,472  Derby Cycle Corp. (The) sr. notes 10s,
                 2008 (In default) (NON)                                                                 24
DEM     688,142  Derby Cycle Corp. (The) sr. notes 9
                 3/8s, 2008 (In default) (NON)                                                           42
       $600,000  Dex Media East, LLC/Dex Media East
                 Finance Co. sr. notes Ser. B, 8 1/2s,
                 2010                                                                               660,000
         89,120  Dex Media West, LLC bank term loan FRN
                 3.691s, 2010 (acquired 9/9/03, cost
                 $89,120) (RES)                                                                      90,736
        275,000  Dex Media, Inc. 144A disc. notes
                 stepped-coupon zero % (9s, 11/15/08),
                 2013 (STP)                                                                         191,125
        310,000  Dex Media, Inc. 144A notes 8s, 2013                                                311,550
        100,000  Dura Operating Corp. company guaranty
                 Ser. B, 8 5/8s, 2012                                                                99,000
        270,000  Dura Operating Corp. company guaranty
                 Ser. D, 9s, 2009                                                                   257,850
         56,000  FelCor Lodging LP company guaranty 10s,
                 2008 (R)                                                                            59,080
        260,000  Finlay Fine Jewelry Corp. 144A sr. notes
                 8 3/8s, 2012                                                                       273,000
        375,000  Gaylord Entertainment Co. sr. notes 8s,
                 2013                                                                               385,781
         80,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 6.059s, 2006 (acquired
                 2/19/04, cost $80,000) (RES)                                                        80,775
        770,000  Goodyear Tire & Rubber Co. (The) notes
                 7.857s, 2011                                                                       716,100
        110,000  Goodyear Tire & Rubber Co. (The) notes 6
                 3/8s, 2008                                                                         103,400
         93,058  Hayes Lemmerz International, Inc. bank
                 term loan FRN 5.1s, 2009 (acquired
                 6/3/03, cost $92,128) (RES)                                                         94,774
        215,000  Herbst Gaming, Inc. 144A sr. sub. notes
                 8 1/8s, 2012                                                                       212,313
        455,000  Hilton Hotels Corp. notes 7 5/8s, 2012                                             502,206
        324,000  HMH Properties, Inc. company guaranty
                 Ser. B, 7 7/8s, 2008                                                               332,910
        710,734  Hollinger Participation Trust 144A sr.
                 notes 12 1/8s, 2010 (Canada) (PIK)                                                 831,559
        530,000  Hollywood Park, Inc. company guaranty
                 Ser. B, 9 1/4s, 2007                                                               543,250
        490,000  Horseshoe Gaming Holdings company
                 guaranty 8 5/8s, 2009                                                              510,825
        151,000  Host Marriott LP sr. notes Ser. E, 8
                 3/8s, 2006 (R)                                                                     159,683
        410,000  Host Marriott LP 144A sr. notes 7s, 2012                                           404,875
        180,000  Houghton Mifflin Co. sr. sub. notes 9
                 7/8s, 2013                                                                         184,950
        470,000  Icon Health & Fitness company guaranty
                 11 1/4s, 2012                                                                      512,300
         49,625  IESI Corp. bank term loan FRN 4.601s,
                 2010 (acquired various dates
                 from 10/20/03 to 10/21/03, cost $49,896)
                 (RES)                                                                               50,369
        345,000  IESI Corp. company guaranty 10 1/4s,
                 2012                                                                               374,325
        150,000  Inn of the Mountain Gods sr. notes 12s,
                 2010                                                                               168,000
        275,000  ITT Corp. debs. 7 3/8s, 2015                                                       281,188
        320,000  ITT Corp. notes 6 3/4s, 2005                                                       331,600
        515,000  JC Penney Co., Inc. debs. 7.95s, 2017                                              581,950
         95,000  JC Penney Co., Inc. debs. 7.65s, 2016                                              104,500
        235,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                             244,400
         15,000  JC Penney Co., Inc. notes 8s, 2010                                                  16,838
        870,000  John Q. Hammons Hotels LP/John Q.
                 Hammons Hotels Finance Corp. III 1st
                 mtge. Ser. B, 8 7/8s, 2012                                                         957,000
        510,000  Jostens Holding Corp. sr. disc. notes
                 stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                               341,700
         86,213  Jostens, Inc. bank term loan FRN Ser. B,
                 3.869s, 2010 (acquired 7/28/03, cost
                 $86,213) (RES)                                                                      87,290
        285,000  Jostens, Inc. sr. sub. notes 12 3/4s,
                 2010                                                                               322,050
         75,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 10 1/2s, 2007                                                              86,625
        310,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 8 7/8s, 2012                                                              338,675
        205,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 6 3/8s, 2014                                                              191,675
        160,000  K. Hovnanian Enterprises, Inc. sr. notes
                 6 1/2s, 2014                                                                       151,600
        190,000  K2, Inc. 144A sr. notes 7 3/8s, 2014                                               193,325
        720,000  Laidlaw International, Inc. sr. notes 10
                 3/4s, 2011                                                                         797,400
         81,481  Lamar Media Corp. bank term loan FRN 3
                 3/8s, 2010 (acquired 2/27/03, cost
                 $81,482) (RES)                                                                      82,215
        305,000  Lamar Media Corp. company guaranty 7
                 1/4s, 2013                                                                         314,913
         50,000  Landsource bank term loan FRN 4s, 2010
                 (acquired 1/12/04, cost $50,000) (RES)                                              50,656
        505,000  Levi Strauss & Co. sr. notes 12 1/4s,
                 2012                                                                               512,575
        235,000  Mandalay Resort Group sr. notes 6 3/8s,
                 2011                                                                               239,700
        380,000  Meristar Hospitality Corp. company
                 guaranty 9 1/8s, 2011 (R)                                                          392,350
        205,000  Meristar Hospitality Corp. company
                 guaranty 9s, 2008 (R)                                                              212,175
        160,000  Meritage Corp. company guaranty 9 3/4s,
                 2011                                                                               176,800
         85,000  Meritage Corp. sr. notes 7s, 2014                                                   81,600
        215,000  Meritor Automotive, Inc. notes 6.8s,
                 2009                                                                               216,075
        340,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                           340,000
        425,000  MGM Mirage, Inc. company guaranty 8
                 1/2s, 2010                                                                         469,625
        260,000  MGM Mirage, Inc. company guaranty 6s,
                 2009                                                                               258,050
         30,000  Mohegan Tribal Gaming Authority sr.
                 notes 8 1/8s, 2006                                                                  32,175
        100,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 8 3/8s, 2011                                                                 113,750
        685,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 6 3/8s, 2009                                                                 689,281
        300,000  Nortek Holdings, Inc. 144A sr. notes
                 stepped-coupon zero % (10s, 11/15/07),
                 2011 (STP)                                                                         250,800
        220,000  Nortek, Inc. sr. sub. notes Ser. B, 9
                 7/8s, 2011                                                                         256,850
        115,000  Owens Corning bonds 7 1/2s, 2018 (In
                 default) (NON)                                                                      50,025
        460,000  Owens Corning notes 7 1/2s, 2005 (In
                 default) (NON)                                                                     200,100
        245,000  Oxford Industries, Inc. 144A sr. notes 8
                 7/8s, 2011                                                                         260,925
        490,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                       534,100
        265,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                           276,594
        200,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 7/8s, 2008                                                                 222,500
         63,039  Penn National Gaming, Inc. bank term
                 loan FRN 4.07s, 2010 (acquired 2/19/03,
                 cost $62,961) (RES)                                                                 63,922
        255,000  Penn National Gaming, Inc. company
                 guaranty Ser. B, 11 1/8s, 2008                                                     279,863
        500,000  Penn National Gaming, Inc. sr. sub.
                 notes 8 7/8s, 2010                                                                 546,875
        108,588  PETCO Animal Supplies, Inc. bank term
                 loan FRN 3.61s, 2009 (acquired 8/6/03,
                 cost $108,588) (RES)                                                               109,810
        120,000  Phillips-Van Heusen Corp. 144A sr. notes
                 7 1/4s, 2011                                                                       122,400
         61,976  Pinnacle Entertainment, Inc. bank term
                 loan FRN 4.84s, 2009 (acquired 12/15/03,
                 cost $61,976) (RES)                                                                 62,751
        300,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 3/4s, 2013                                                                 298,500
        135,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 1/4s, 2012                                                                 129,600
         63,587  PRIMEDIA, Inc. bank term loan FRN Ser.
                 B, 4 1/4s, 2009 (acquired 2/10/03, cost
                 $60,885) (RES)                                                                      60,885
        590,000  PRIMEDIA, Inc. company guaranty 8 7/8s,
                 2011                                                                               579,675
        435,000  PRIMEDIA, Inc. 144A sr. notes 8s, 2013                                             404,550
        195,000  Reader's Digest Association, Inc. (The)
                 sr. notes 6 1/2s, 2011                                                             193,050
        375,000  Resorts International Hotel and Casino,
                 Inc. company guaranty 11 1/2s, 2009                                                421,875
        123,154  RH Donnelley Finance Corp. I bank term
                 loan FRN Ser. B, 3.786s, 2010 (acquired
                 12/4/02, cost $123,155) (RES)                                                      124,502
         70,000  RH Donnelley Finance Corp. I company
                 guaranty 8 7/8s, 2010                                                               77,000
        500,000  RH Donnelley Finance Corp. I 144A sr.
                 notes 8 7/8s, 2010                                                                 550,000
        250,000  RH Donnelley Finance Corp. I 144A sr.
                 sub. notes 10 7/8s, 2012                                                           292,500
        360,000  Russell Corp. company guaranty 9 1/4s,
                 2010                                                                               385,200
        597,000  Saks, Inc. company guaranty 7s, 2013                                               585,060
        640,000  Samsonite Corp. 144A sr. sub. notes 8
                 7/8s, 2011                                                                         651,200
        210,000  Schuler Homes, Inc. company guaranty 10
                 1/2s, 2011                                                                         240,450
        123,442  Scientific Gaming bank term loan FRN
                 3.84s, 2008 (acquired 7/21/04, cost
                 $122,825) (RES)                                                                    124,779
         77,857  Sealy Mattress Co. bank term loan FRN
                 4.221s, 2012 (acquired 4/2/04, cost
                 $77,857) (RES)                                                                      78,960
        585,000  Sealy Mattress Co. 144A sr. sub. notes 8
                 1/4s, 2014                                                                         585,000
         46,059  SPX Corp. bank term loan FRN Ser. B, 3
                 3/8s, 2009 (acquired various dates from
                 7/23/02 to 8/26/03, cost $46,059) (RES)                                             46,721
        225,000  Standard Pacific Corp. sr. notes 7 3/4s,
                 2013                                                                               231,188
         25,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 7/8s, 2012                                                  26,938
        210,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 3/8s, 2007                                                 221,550
        245,000  Station Casinos, Inc. sr. notes 6s, 2012                                           238,875
        275,000  Station Casinos, Inc. sr. sub. notes 6
                 7/8s, 2016                                                                         267,438
        180,000  Technical Olympic USA, Inc. company
                 guaranty 10 3/8s, 2012                                                             190,350
        120,000  Technical Olympic USA, Inc. company
                 guaranty 9s, 2010                                                                  123,600
EUR      80,000  Teksid Aluminum 144A company guaranty 11
                 3/8s, 2011 (Luxembourg)                                                             83,310
       $410,000  Tenneco Automotive, Inc. sec. notes Ser.
                 B, 10 1/4s, 2013                                                                   467,400
        655,000  Trump Atlantic City Associates company
                 guaranty 11 1/4s, 2006                                                             576,400
        287,000  Trump Casino Holdings, LLC company
                 guaranty 12 5/8s, 2010                                                             293,458
         69,825  TRW Automotive bank term loan FRN 4
                 1/8s, 2011 (acquired 1/7/04, cost
                 $69,772) (RES)                                                                      71,003
        270,000  United Auto Group, Inc. company guaranty
                 9 5/8s, 2012                                                                       295,650
        470,000  Vertis, Inc. company guaranty Ser. B, 10
                 7/8s, 2009                                                                         513,475
        390,000  Vertis, Inc. sub. notes 13 1/2s, 2009                                              397,800
        170,000  Von Hoffman Press, Inc. company guaranty
                 10 3/8s, 2007                                                                      171,700
        370,000  Von Hoffman Press, Inc. company guaranty
                 10 1/4s, 2009                                                                      403,300
        220,907  Von Hoffman Press, Inc. debs. 13s, 2009
                 (PIK)                                                                              215,384
        435,000  WCI Communities, Inc. company guaranty 9
                 1/8s, 2012                                                                         468,713
        214,000  William Carter Holdings Co. (The)
                 company guaranty Ser. B, 10 7/8s, 2011                                             240,750
        110,000  WRC Media Corp. bank term loan FRN
                 6.761s, 2009 (acquired 3/25/04, cost $110,000) (RES)                               109,656
        295,000  WRC Media Corp. sr. sub. notes 12 3/4s,
                 2009                                                                               268,450
         36,000  Yell Finance BV sr. notes 10 3/4s, 2011
                 (Netherlands)                                                                       41,346
                                                                                              -------------
                                                                                                 37,983,342
Consumer Staples (5.7%)
-----------------------------------------------------------------------------------------------------------
         50,000  Adelphia Communications Corp. notes Ser.
                 B, 9 7/8s, 2005 (In default) (NON)                                                  43,000
        250,000  Adelphia Communications Corp. sr. notes
                 10 7/8s, 2010 (In default) (NON)                                                   218,750
         30,000  Adelphia Communications Corp. sr. notes
                 9 3/8s, 2009 (In default) (NON)                                                     26,250
        110,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 9 7/8s, 2007 (In default) (NON)                                             94,600
        405,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 7 3/4s, 2009 (In default) (NON)                                            340,200
         18,778  Affinity Group Holdings bank term loan
                 FRN Ser. B1, 5.528s, 2009 (acquired
                 5/27/03, cost $18,732) (RES)                                                        18,943
         46,947  Affinity Group Holdings bank term loan
                 FRN Ser. B2, 5.321s, 2009 (acquired
                 10/28/99, cost $46,829) (RES)                                                       47,358
        290,000  Affinity Group, Inc. 144A sr. sub. notes
                 9s, 2012                                                                           300,513
        350,000  AMC Entertainment, Inc. sr. sub. notes 9
                 7/8s, 2012                                                                         358,750
        295,000  AMC Entertainment, Inc. 144A sr. sub.
                 notes 8s, 2014                                                                     272,138
        440,565  American Seafood Group, LLC bank term
                 loan FRN Ser. B, 4.59s, 2009 (acquired
                 4/11/02, cost $440,124) (RES)                                                      441,574
        119,700  AMF Bowling Worldwide bank term loan FRN
                 4.372s, 2009 (acquired 2/25/04, cost
                 $119,700) (RES)                                                                    120,598
        179,185  Archibald Candy Corp. company guaranty
                 10s, 2007 (In default) (NON)(PIK)                                                  118,262
        350,000  Armkel, LLC/Armkel Finance sr. sub.
                 notes 9 1/2s, 2009                                                                 380,625
        300,000  Brand Services, Inc. company guaranty
                 12s, 2012                                                                          345,000
        348,000  Cablevision Systems Corp. 144A sr. notes
                 8s, 2012                                                                           341,910
        265,000  Capital Records, Inc. 144A company
                 guaranty 8 3/8s, 2009                                                              285,853
        100,000  Century Cable Holdings bank term loan
                 FRN 6 1/4s, 2009 (acquired 6/11/02, cost
                 $80,500) (RES)                                                                      96,521
        160,000  Charter bank term loan FRN 4.42s, 2011
                 (acquired 4/21/04, cost $160,000) (RES)                                            157,580
        225,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (12 1/8s,
                 1/15/07), 2012 (STP)                                                               122,063
        285,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (11 3/4s,
                 5/15/06), 2011 (STP)                                                               168,150
        300,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 11 1/8s,
                 2011                                                                               237,750
        440,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 3/4s,
                 2009                                                                               354,200
        225,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 1/4s,
                 2010                                                                               174,938
        955,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10s, 2011                                              723,413
         50,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 8 5/8s, 2009                                            37,750
        350,000  Cinemark USA, Inc. sr. sub. notes 9s,
                 2013                                                                               384,125
        530,000  Cinemark, Inc. 144A sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 3/15/09),
                 2014 (STP)                                                                         349,800
         60,935  Constellation Brands, Inc. bank term
                 loan FRN 3.213s, 2008 (acquired 11/3/03,
                 cost $60,935) (RES)                                                                 61,773
        210,000  Constellation Brands, Inc. sr. sub.
                 notes Ser. B, 8 1/8s, 2012                                                         226,275
        230,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                              217,925
        202,000  CSC Holdings, Inc. sr. notes Ser. B, 7
                 5/8s, 2011                                                                         204,020
        200,000  CSC Holdings, Inc. 144A sr. notes 6
                 3/4s, 2012                                                                         193,000
         90,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                               93,150
        120,000  Del Monte Corp. company guaranty Ser. B,
                 9 1/4s, 2011                                                                       130,800
        305,000  Del Monte Corp. sr. sub. notes 8 5/8s,
                 2012                                                                               332,450
         79,897  Del Monte Foods Co. bank term loan FRN
                 Ser. B, 3.505s, 2010 (acquired 12/16/02,
                 cost $79,498) (RES)                                                                 80,996
         82,592  DirecTV bank term loan FRN Ser. B,
                 3.607s, 2010 (acquired various dates
                 from 3/4/03 to 8/5/03, cost $82,592)
                 (RES)                                                                               83,645
      1,162,000  Diva Systems Corp. sr. disc. notes Ser.
                 B, 12 5/8s, 2008 (In default) (NON)                                                  1,453
        430,000  Doane Pet Care Co. sr. sub. debs. 9
                 3/4s, 2007                                                                         404,200
          8,776  Dole Food Co. bank term loan FRN Ser. D,
                 4.386s, 2009 (acquired 12/8/03, cost
                 $8,776) (RES)                                                                        8,908
        145,000  Dole Food Co. sr. notes 8 7/8s, 2011                                               153,338
        105,000  Dole Food Co. sr. notes 8 5/8s, 2009                                               110,250
         80,000  Dole Holding Co. bank term loan FRN
                 6.61s, 2010 (acquired 7/20/04, cost
                 $79,600) (RES)                                                                      79,650
        266,000  Domino's, Inc. sr. sub. notes 8 1/4s,
                 2011                                                                               284,620
         65,000  Duane Reade, Inc. 144A sr. sub. notes 9
                 3/4s, 2011                                                                          64,838
         30,000  Eagle Family Foods company guaranty Ser.
                 B, 8 3/4s, 2008                                                                     21,000
        505,000  Echostar DBS Corp. sr. notes 6 3/8s,
                 2011                                                                               501,213
        135,000  Elizabeth Arden, Inc. company guaranty 7
                 3/4s, 2014                                                                         137,869
        790,000  Granite Broadcasting Corp. sec. notes 9
                 3/4s, 2010                                                                         722,850
         34,825  Insight Midwest LP/Insight Capital, Inc.
                 bank term loan FRN 3.938s, 2009
                 (acquired 11/5/01, cost $34,760) (RES)                                              35,314
        195,000  Jean Coutu Group, Inc. 144A sr. notes 7
                 5/8s, 2012 (Canada)                                                                196,463
        385,000  Jean Coutu Group, Inc. 144A sr. sub.
                 notes 8 1/2s, 2014 (Canada)                                                        381,631
        480,000  Kabel Deutsheland GmbH 144A sr. notes 10
                 5/8s, 2014 (Germany)                                                               492,600
         20,707  Knology, Inc. 144A sr. notes 12s, 2009
                 (PIK)                                                                               19,465
        305,000  Land O'Lakes, Inc. sr. notes 8 3/4s,
                 2011                                                                               282,125
        325,000  Mediacom LLC/Mediacom Capital Corp. sr.
                 notes 9 1/2s, 2013                                                                 300,625
        120,000  MGM bank term loan FRN 3.84s, 2011
                 (acquired 4/21/04, cost $120,000) (RES)                                            120,510
        490,000  News America Holdings, Inc. company
                 guaranty 9 1/4s, 2013                                                              619,597
        195,000  North Atlantic Trading Co. sr. notes 9
                 1/4s, 2012                                                                         191,100
        270,000  Olympus Cable bank term loan FRN Ser. B,
                 6 1/4s, 2010 (acquired 6/20/02, cost
                 $235,305) (RES)                                                                    260,454
        375,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                            360,000
        445,000  Playtex Products, Inc. company guaranty
                 9 3/8s, 2011                                                                       448,338
        415,000  Playtex Products, Inc. 144A secd. notes
                 8s, 2011                                                                           430,563
        350,000  Premier International Foods PLC sr.
                 notes 12s, 2009 (United Kingdom)                                                   372,750
        395,000  Prestige Brands, Inc. 144A sr. sub.
                 notes 9 1/4s, 2012                                                                 400,925
         10,000  Quebecor Media, Inc. sr. disc. notes
                 stepped-coupon zero % (13 3/4s,
                 7/15/06), 2011 (Canada) (STP)                                                        9,375
        305,000  Quebecor Media, Inc. sr. notes 11 1/8s,
                 2011 (Canada)                                                                      349,225
         72,155  Rayovac Corp. bank term loan FRN Ser. B,
                 3.903s, 2009 (acquired 9/26/02, cost
                 $72,082) (RES)                                                                      72,966
        405,000  Remington Arms Co., Inc. company
                 guaranty 10 1/2s, 2011                                                             396,900
         64,838  Rite Aid Corp. bank term loan FRN
                 4.408s, 2008 (acquired 5/16/03, cost
                 $64,757) (RES)                                                                      66,134
        305,000  Rite Aid Corp. company guaranty 9 1/2s,
                 2011                                                                               334,738
         20,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                   18,300
         40,000  Rite Aid Corp. notes 7 1/8s, 2007                                                   40,700
        205,000  Rite Aid Corp. sec. notes 8 1/8s, 2010                                             214,738
        270,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                              282,825
         20,000  Rite Aid Corp. 144A notes 6s, 2005                                                  20,100
        470,000  Sbarro, Inc. company guaranty 11s, 2009                                            415,950
         39,900  Scotts Co. (The) bank term loan FRN
                 3.328s, 2010 (acquired 10/16/03, cost
                 $39,900) (RES)                                                                      40,085
        140,000  Scotts Co. (The) sr. sub. notes 6 5/8s,
                 2013                                                                               141,400
         42,443  Six Flags, Inc. bank term loan FRN Ser.
                 B, 3.87s, 2009 (acquired 1/15/03, cost
                 $42,390) (RES)                                                                      42,832
        527,000  Six Flags, Inc. sr. notes 9 5/8s, 2014                                             488,793
      1,105,000  Six Flags, Inc. sr. notes 8 7/8s, 2010                                           1,023,506
         78,579  Sum Media bank term loan FRN Ser. B,
                 3.42s, 2009 (acquired 2/4/03, cost
                 $78,579) (RES)                                                                      79,201
        155,000  Videotron Ltee company guaranty 6 7/8s,
                 2014 (Canada)                                                                      150,350
         65,000  Vivendi Universal SA bank term loan FRN
                 Ser. B, 4.07s, 2008 (acquired 6/23/03,
                 cost $65,000) (France) (RES)                                                        65,244
        540,000  Vivendi Universal SA sr. notes 6 1/4s,
                 2008 (France)                                                                      575,100
        199,500  Warner Music bank term loan FRN 4.173s,
                 2011 (acquired 4/8/04, cost $200,406)
                 (RES)                                                                              202,243
        390,000  Williams Scotsman, Inc. company guaranty
                 9 7/8s, 2007                                                                       386,100
        404,000  Young Broadcasting, Inc. company
                 guaranty 10s, 2011                                                                 408,040
        200,000  Young Broadcasting, Inc. sr. sub. notes
                 8 3/4s, 2014                                                                       190,000
                                                                                              -------------
                                                                                                 21,602,142
Energy (3.9%)
-----------------------------------------------------------------------------------------------------------
        430,000  Arch Western Finance, LLC 144A sr. notes
                 7 1/4s, 2013                                                                       436,450
        115,000  Belden & Blake Corp. 144A sec. notes 8
                 3/4s, 2012                                                                         117,156
        350,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                         373,625
        300,000  CHC Helicopter Corp. 144A sr. sub. notes
                 7 3/8s, 2014 (Canada)                                                              299,250
        180,000  Chesapeake Energy Corp. company guaranty
                 9s, 2012                                                                           205,650
        142,000  Chesapeake Energy Corp. company guaranty
                 7 3/4s, 2015                                                                       150,165
        626,000  Chesapeake Energy Corp. sr. notes 7
                 1/2s, 2013                                                                         665,125
        157,000  Chesapeake Energy Corp. sr. notes 7s,
                 2014                                                                               158,178
        275,000  Comstock Resources, Inc. sr. notes 6
                 7/8s, 2012                                                                         270,188
        120,000  Dresser, Inc. bank term loan FRN 4.68s,
                 2010 (acquired 2/27/04, cost $120,900)
                 (RES)                                                                              122,190
        380,000  Dresser, Inc. company guaranty 9 3/8s,
                 2011                                                                               410,400
         77,000  El Paso Energy Partners LP company
                 guaranty Ser. B, 8 1/2s, 2011                                                       84,315
        295,000  Encore Acquisition Co. company guaranty
                 8 3/8s, 2012                                                                       320,075
        140,000  Encore Acquisition Co. 144A sr. sub.
                 notes 6 1/4s, 2014                                                                 134,750
        390,000  Exco Resources, Inc. company guaranty 7
                 1/4s, 2011                                                                         403,650
        185,000  Forest Oil Corp. company guaranty 7
                 3/4s, 2014                                                                         191,938
        520,000  Forest Oil Corp. sr. notes 8s, 2011                                                560,300
        115,000  Forest Oil Corp. sr. notes 8s, 2008                                                123,625
        175,000  Forest Oil Corp. 144A sr. notes 8s, 2011                                           188,563
        440,000  Gazprom OAO 144A notes 9 5/8s, 2013
                 (Russia)                                                                           460,350
        215,000  Hanover Compressor Co. sr. notes 9s,
                 2014                                                                               226,288
        195,000  Hanover Compressor Co. sr. notes 8 5/8s,
                 2010                                                                               206,700
        290,000  Hanover Compressor Co. sub. notes zero %, 2007                                     236,350
        190,000  Hanover Equipment Trust sec. notes Ser.
                 A, 8 1/2s, 2008                                                                    202,825
        265,000  Hornbeck Offshore Services, Inc. sr.
                 notes 10 5/8s, 2008                                                                290,175
        195,000  KCS Energy, Inc. 144A sr. notes 7 1/8s,
                 2012                                                                               195,000
        160,000  Key Energy Services, Inc. sr. notes 6
                 3/8s, 2013                                                                         150,800
         36,214  Magellan Midstream Holdings bank term
                 loan FRN 4.65s, 2008 (acquired 6/13/03,
                 cost $35,852) (RES)                                                                 36,667
        295,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                           300,900
        380,000  Newfield Exploration Co. sr. notes 7
                 5/8s, 2011                                                                         408,500
        255,000  Offshore Logistics, Inc. company
                 guaranty 6 1/8s, 2013                                                              247,350
        311,190  Oslo Seismic Services, Inc. 1st mtge.
                 8.28s, 2011                                                                        289,407
        190,000  Pacific Energy Partners/Pacific Energy
                 Finance Corp. 144A sr. notes 7 1/8s,
                 2014                                                                               194,275
         50,000  Parker Drilling Co. bank term loan FRN
                 5.72s, 2007 (acquired 10/22/03, cost
                 $49,500) (RES)                                                                      50,156
        290,000  Parker Drilling Co. company guaranty
                 Ser. B, 10 1/8s, 2009                                                              307,400
         48,141  Peabody Energy Corp. bank term loan FRN
                 Ser. B, 3.252s, 2010 (acquired 3/20/03,
                 cost $48,141) (RES)                                                                 48,622
        405,000  Peabody Energy Corp. sr. notes 5 7/8s,
                 2016                                                                               374,625
        335,000  Pemex Project Funding Master Trust
                 company guaranty 8 5/8s, 2022                                                      358,450
        300,000  Petro Geo-Services notes 10s, 2010
                 (Norway)                                                                           318,000
        630,000  Petroleos Mexicanos company guaranty 9
                 1/2s, 2027 (Mexico)                                                                724,500
        550,000  Petronas Capital, Ltd. company guaranty
                 7 7/8s, 2022 (Malaysia)                                                            612,590
        125,000  Petronas Capital, Ltd. company guaranty
                 7s, 2012 (Malaysia)                                                                137,038
        205,000  Plains All American Pipeline LP/Plains
                 All American Finance Corp. company
                 guaranty 7 3/4s, 2012                                                              231,389
        310,000  Plains Exploration & Production Co.
                 company guaranty Ser. B, 8 3/4s, 2012                                              341,000
        160,000  Plains Exploration & Production Co. sr.
                 sub. notes 8 3/4s, 2012                                                            176,000
        200,000  Plains Exploration & Production Co. 144A
                 sr. notes 7 1/8s, 2014                                                             205,500
        350,000  Pogo Producing Co. sr. sub. notes Ser.
                 B, 8 1/4s, 2011                                                                    383,250
        360,000  Pride International, Inc. 144A sr. notes
                 7 3/8s, 2014                                                                       371,250
        320,000  Seabulk International, Inc. company
                 guaranty 9 1/2s, 2013                                                              331,200
        170,000  Seven Seas Petroleum, Inc. sr. notes
                 Ser. B, 12 1/2s, 2005 (In default) (NON)                                                 2
        495,000  Star Gas Partners LP/Star Gas Finance
                 Co. sr. notes 10 1/4s, 2013                                                        529,650
        181,923  Star Gas Propane 1st Mtge. 8.04s, 2009                                             195,567
         80,000  Universal Compression, Inc. sr. notes 7
                 1/4s, 2010                                                                          83,200
        170,000  Vintage Petroleum, Inc. sr. notes 8
                 1/4s, 2012                                                                         181,900
         80,000  Vintage Petroleum, Inc. sr. sub. notes 7
                 7/8s, 2011                                                                          82,800
                                                                                              -------------
                                                                                                 14,705,269
Financial (0.7%)
-----------------------------------------------------------------------------------------------------------
        165,000  Crescent Real Estate Equities LP notes 7
                 1/2s, 2007 (R)                                                                     167,475
        420,000  Crescent Real Estate Equities LP sr.
                 notes 9 1/4s, 2009 (R)                                                             441,000
        485,000  E*Trade Finance Corp. 144A sr. notes 8s,
                 2011                                                                               487,425
        880,419  Finova Group, Inc. notes 7 1/2s, 2009                                              497,437
        108,972  Hilb, Rogal & Hamilton Co. bank term
                 loan FRN Ser. B, 3 7/8s, 2007 (acquired
                 6/20/02, cost $108,972) (RES)                                                      110,334
        305,000  iStar Financial, Inc. sr. notes 8 3/4s,
                 2008 (R)                                                                           343,125
         70,000  iStar Financial, Inc. sr. notes 7s, 2008
                 (R)                                                                                 74,200
        230,000  iStar Financial, Inc. sr. notes 6s, 2010
                 (R)                                                                                230,575
        290,000  Western Financial Bank sub. debs. 9
                 5/8s, 2012                                                                         319,000
                                                                                              -------------
                                                                                                  2,670,571
Government (0.2%)
-----------------------------------------------------------------------------------------------------------
        750,000  Aries Vermoegensverwaltungs GmbH 144A
                 notes 9.6s, 2014 (Germany)                                                         793,125
Health Care (3.4%)
-----------------------------------------------------------------------------------------------------------
         38,764  Alderwoods Group, Inc. bank term loan
                 FRN 4.17s, 2008 (acquired 9/9/03, cost
                 $38,764) (RES)                                                                      39,313
        460,100  Alderwoods Group, Inc. company guaranty
                 12 1/4s, 2009                                                                      507,835
        315,000  AmerisourceBergen Corp. company guaranty
                 7 1/4s, 2012                                                                       328,388
        310,000  AmerisourceBergen Corp. sr. notes 8
                 1/8s, 2008                                                                         336,350
        535,000  Ardent Health Services, Inc. sr. sub.
                 notes 10s, 2013                                                                    580,475
         62,031  Beverly Enterprises, Inc. bank term loan
                 FRN 4.258s, 2008 (acquired 10/20/03,
                 cost $61,876) (RES)                                                                 62,858
        147,375  Community Health Systems, Inc. bank term
                 loan FRN Ser. B, 3.6s, 2010 (acquired
                 7/11/02, cost $147,375) (RES)                                                      147,421
         99,000  Concentra bank term loan FRN 4.957s,
                 2009 (acquired 8/12/03, cost $99,000)
                 (RES)                                                                              100,279
         90,501  Dade Behring, Inc. company guaranty
                 11.91s, 2010                                                                       103,171
        198,381  DaVita, Inc. bank term loan FRN Ser. B,
                 3.483s, 2009 (acquired various dates
                 from 7/17/03 to 1/30/04, cost $199,537)
                 (RES)                                                                              200,152
        185,000  Extendicare Health Services, Inc.
                 company guaranty 9 1/2s, 2010                                                      206,044
        285,000  Extendicare Health Services, Inc. 144A
                 sr. sub. notes 6 7/8s, 2014                                                        272,175
         55,331  Fisher Scientific International, Inc.
                 bank term loan FRN 3.34s, 2010 (acquired
                 2/13/03, cost $55,331) (RES)                                                        55,562
         80,000  Fisher Scientific International, Inc.
                 bank term loan FRN 2.61s, 2011 (acquired
                 6/15/04, cost $80,000) (RES)                                                        80,650
         49,625  Hanger Orthopedic Group, Inc. bank term
                 loan FRN 4.34s, 2009 (acquired 9/29/03,
                 cost $49,625) (RES)                                                                 49,894
        415,000  Hanger Orthopedic Group, Inc. company
                 guaranty 10 3/8s, 2009                                                             417,075
        115,000  HCA, Inc. debs. 7.19s, 2015                                                        120,602
        640,000  HCA, Inc. notes 8.36s, 2024                                                        688,470
        150,000  HCA, Inc. notes 7.69s, 2025                                                        150,444
        445,000  HCA, Inc. notes 7s, 2007                                                           474,728
        110,000  HCA, Inc. notes 5 3/4s, 2014                                                       105,984
        540,000  Healthsouth Corp. notes 7 5/8s, 2012                                               506,250
        255,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                           253,088
        130,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                           125,450
        110,000  Healthsouth Corp. sr. notes 7s, 2008                                               106,700
        215,000  IASIS Healthcare/IASIS Capital Corp.
                 144A sr. sub. notes 8 3/4s, 2014                                                   223,600
        195,000  Insight Health Services Corp. 144A
                 company guaranty 9 7/8s, 2011                                                      210,113
         62,125  Kinetic Concepts, Inc. bank term loan
                 FRN 3.59s, 2011 (acquired 8/5/03, cost
                 $62,297) (RES)                                                                      62,902
        130,735  Magellan Health Services, Inc. sr. notes
                 Ser. A, 9 3/8s, 2008                                                               140,213
         75,000  MedCath Holdings Corp. 144A sr. notes 9
                 7/8s, 2012                                                                          76,313
         80,438  Medex, Inc. bank term loan FRN 4.38s,
                 2009 (acquired various dates from
                 5/16/03 to 6/16/03, cost $80,399) (RES)                                             81,016
        380,000  Mediq, Inc. debs. 13s, 2009 (In default)
                 (NON)                                                                                   38
        495,000  MedQuest, Inc. company guaranty Ser. B,
                 11 7/8s, 2012                                                                      561,825
        100,000  Omega Health Care Investors 144A sr.
                 notes 7s, 2014                                                                      95,250
        405,000  Omnicare, Inc. sr. sub. notes 6 1/8s,
                 2013                                                                               384,750
        396,000  PacifiCare Health Systems, Inc. company
                 guaranty 10 3/4s, 2009                                                             450,450
        410,000  Province Healthcare Co. sr. sub. notes 7
                 1/2s, 2013                                                                         401,800
         70,000  Service Corp. International debs. 7
                 7/8s, 2013                                                                          71,575
         40,000  Service Corp. International notes 7.2s,
                 2006                                                                                41,800
         15,000  Service Corp. International notes 6
                 7/8s, 2007                                                                          15,488
         60,000  Service Corp. International notes 6
                 1/2s, 2008                                                                          61,200
        145,000  Service Corp. International notes Ser.
                 *, 7.7s, 2009                                                                      152,613
        415,000  Service Corp. International 144A sr.
                 notes 6 3/4s, 2016                                                                 391,656
        390,000  Stewart Enterprises, Inc. notes 10 3/4s,
                 2008                                                                               433,388
        220,000  Tenet Healthcare Corp. notes 7 3/8s,
                 2013                                                                               203,500
         10,000  Tenet Healthcare Corp. sr. notes 6 1/2s,
                 2012                                                                                 8,850
        265,000  Tenet Healthcare Corp. sr. notes 6 3/8s,
                 2011                                                                               236,513
        475,000  Tenet Healthcare Corp. 144A sr. notes 9
                 7/8s, 2014                                                                         493,406
        435,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                           444,788
        880,000  Triad Hospitals, Inc. sr. sub. notes 7s,
                 2013                                                                               866,800
        285,000  Universal Hospital Services, Inc. sr.
                 notes 10 1/8s, 2011                                                                287,138
        165,000  Ventas Realty LP/Capital Corp. company
                 guaranty 9s, 2012                                                                  183,150
         40,000  VWR International Inc. bank term loan
                 FRN 3.77s, 2011 (acquired 4/5/04, cost
                 $40,000) (RES)                                                                      40,730
        185,000  VWR International, Inc. 144A sr. notes 6
                 7/8s, 2012                                                                         186,850
                                                                                              -------------
                                                                                                 12,827,073
Technology (1.3%)
-----------------------------------------------------------------------------------------------------------
        242,000  AMI Semiconductor, Inc. company guaranty
                 10 3/4s, 2013                                                                      281,930
        395,000  Celestica Inc. sr.sub. notes 7 7/8s,
                 2011 (Canada)                                                                      403,888
        269,000  DigitalNet Holdings, Inc. sr. notes 9s,
                 2010                                                                               287,158
        390,000  Freescale Semiconductor, Inc. 144A sr.
                 notes 7 1/8s, 2014                                                                 395,850
        130,000  Iron Mountain, Inc. company guaranty 8
                 5/8s, 2013                                                                         139,750
        295,000  Iron Mountain, Inc. sr. sub. notes 8
                 1/4s, 2011                                                                         306,431
         40,000  Lucent Technologies, Inc. debs. 6 1/2s,
                 2028                                                                                30,400
        555,000  Lucent Technologies, Inc. debs. 6.45s,
                 2029                                                                               423,188
         30,000  Lucent Technologies, Inc. notes 5 1/2s,
                 2008                                                                                28,350
        205,000  Nortel Networks Corp. notes 6 1/8s, 2006
                 (Canada)                                                                           204,744
        275,000  ON Semiconductor Corp. company guaranty
                 13s, 2008                                                                          310,063
        175,000  SCG Holding Corp. 144A notes zero %,
                 2011                                                                               243,250
        235,000  Seagate Technology Hdd Holdings company
                 guaranty 8s, 2009 (Cayman Islands)                                                 243,813
        325,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                            344,500
        420,000  Xerox Capital Trust I company guaranty
                 8s, 2027                                                                           380,100
        110,000  Xerox Corp. company guaranty 9 3/4s,
                 2009                                                                               125,400
        215,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                             205,325
        615,000  Xerox Corp. sr. notes 7 5/8s, 2013                                                 630,375
                                                                                              -------------
                                                                                                  4,984,515
Transportation (0.6%)
-----------------------------------------------------------------------------------------------------------
         25,000  Allied Holdings, Inc. company guaranty
                 Ser. B, 8 5/8s, 2007                                                                21,750
        295,000  American Airlines, Inc. pass-through
                 certificates Ser. 01-1, 6.817s, 2011                                               264,025
        530,000  Calair, LLC/Calair Capital Corp. company
                 guaranty 8 1/8s, 2008                                                              402,800
        170,000  Delta Air Lines, Inc. pass-through
                 certificates Ser. 00-1, 7.779s, 2005                                               105,013
        125,226  Delta Air Lines, Inc. pass-through
                 certificates Ser. 02-1, 7.779s, 2012                                                65,118
        500,000  Kansas City Southern Railway Co. company
                 guaranty 9 1/2s, 2008                                                              545,000
        100,000  Kansas City Southern Railway Co. company
                 guaranty 7 1/2s, 2009                                                              100,625
        310,000  Northwest Airlines, Inc. company
                 guaranty 7 5/8s, 2005                                                              300,700
        127,385  NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                           126,748
         81,632  Pacer International, Inc. bank term loan
                 FRN 4.356s, 2010 (acquired 6/10/03, cost
                 $82,114) (RES)                                                                      82,653
        100,000  Travel Centers of America, Inc. company
                 guaranty 12 3/4s, 2009                                                             116,000
                                                                                              -------------
                                                                                                  2,130,432
Utilities & Power (4.3%)
-----------------------------------------------------------------------------------------------------------
         30,000  AES Corp. (The) sr. notes 8 7/8s, 2011                                              31,725
         17,000  AES Corp. (The) sr. notes 8 3/4s, 2008                                              17,850
        420,000  AES Corp. (The) 144A sec. notes 9s, 2015                                           457,800
        595,000  AES Corp. (The) 144A sec. notes 8 3/4s,
                 2013                                                                               650,038
        290,000  Allegheny Energy Supply 144A bonds 8
                 1/4s, 2012                                                                         291,450
        180,000  Allegheny Energy Supply 144A sec. notes
                 10 1/4s, 2007                                                                      196,200
        149,625  Allegheny Energy, Inc. bank term loan
                 FRB 5.622s, 2011 (acquired 3/5/04, cost
                 $149,625) (RES)                                                                    152,212
        320,000  Calpine Canada Energy Finance company
                 guaranty 8 1/2s, 2008 (Canada)                                                     200,000
         85,000  Calpine Corp. 144A sec. notes 8 3/4s,
                 2013                                                                                68,000
        875,000  Calpine Corp. 144A sec. notes 8 1/2s,
                 2010                                                                               704,375
        150,000  CenterPoint Energy Resources Corp. debs.
                 6 1/2s, 2008                                                                       159,987
        120,000  CenterPoint Energy Resources Corp. sr.
                 notes Ser. B, 7 7/8s, 2013                                                         138,641
         50,000  CMS Energy Corp. pass-through
                 certificates 7s, 2005                                                               50,313
        500,000  CMS Energy Corp. sr. notes 8.9s, 2008                                              533,750
        120,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                            126,000
        100,000  CMS Energy Corp. 144A sr. notes 7 3/4s,
                 2010                                                                               102,250
        340,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                   345,950
         80,000  Dynegy Holdings, Inc. bank term loan FRN
                 5.36s, 2010 (acquired 6/8/04, cost
                 $80,000) (RES)                                                                      81,400
        160,000  Dynegy Holdings, Inc. sr. notes 6 7/8s,
                 2011                                                                               144,000
        780,000  Dynegy Holdings, Inc. 144A sec. notes 10
                 1/8s, 2013                                                                         859,950
        200,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. A, 7.27s, 2010                                                       194,000
        310,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. B, 7.67s, 2016                                                       272,800
        145,000  Edison Mission Energy sr. notes 10s,
                 2008                                                                               164,575
          5,000  Edison Mission Energy sr. notes 9 7/8s,
                 2011                                                                                 5,600
        210,000  El Paso Corp. sr. notes 7 3/8s, 2012                                               187,425
        505,000  El Paso Corp. sr. notes Ser. MTN, 7
                 3/4s, 2032                                                                         410,313
        105,000  El Paso Natural Gas Co. debs. 8 5/8s,
                 2022                                                                               106,313
         90,000  El Paso Natural Gas Co. sr. notes Ser.
                 A, 7 5/8s, 2010                                                                     93,150
        535,000  El Paso Production Holding Co. company
                 guaranty 7 3/4s, 2013                                                              509,588
        345,000  Ferrellgas Partners LP/Ferrellgas
                 Partners Finance 144A sr. notes 6 3/4s,
                 2014                                                                               333,788
        115,000  Kansas Gas & Electric debs. 8.29s, 2016                                            119,698
        680,000  Midwest Generation LLC 144A sec. notes 8
                 3/4s, 2034                                                                         720,800
        450,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                         558,000
        215,000  Monongahela Power Co. 144A 1st. mtge.
                 6.7s, 2014                                                                         219,186
        360,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                401,400
        545,000  Northwest Pipeline Corp. company
                 guaranty 8 1/8s, 2010                                                              604,269
         35,000  Northwestern Corp. debs. 6.95s, 2028 (In
                 default) (NON)                                                                      30,363
         60,000  Northwestern Corp. notes 8 3/4s, 2012
                 (In default) (NON)                                                                  52,500
        255,000  Northwestern Corp. notes 7 7/8s, 2007
                 (In default) (NON)                                                                 223,125
      1,080,000  NRG Energy, Inc. 144A sr. sec. notes 8s,
                 2013                                                                             1,104,300
        310,000  Orion Power Holdings, Inc. sr. notes
                 12s, 2010                                                                          372,000
        460,000  PG&E Corp. sec. notes 6 7/8s, 2008                                                 488,175
         85,000  PG&E Gas Transmission Northwest sr.
                 notes 7.1s, 2005                                                                    86,913
        330,000  PSEG Energy Holdings, Inc. notes 7 3/4s,
                 2007                                                                               348,150
        260,000  SEMCO Energy, Inc. sr. notes 7 3/4s,
                 2013                                                                               273,000
         80,000  Sierra Pacific Power Co. 144A general
                 ref. mtge. 6 1/4s, 2012                                                             78,400
        490,000  Sierra Pacific Resources 144A sr. notes
                 8 5/8s, 2014                                                                       507,150
         50,000  Southern California Edison Co. notes 6
                 3/8s, 2006                                                                          52,319
        170,000  Teco Energy, Inc. notes 10 1/2s, 2007                                              194,650
        100,000  Teco Energy, Inc. notes 7.2s, 2011                                                 102,750
        150,000  Teco Energy, Inc. notes 7s, 2012                                                   151,125
         40,000  Tennessee Gas Pipeline Co. debs. 7s,
                 2028                                                                                35,550
         90,769  Teton Power Funding bank term loan FRN
                 4.8s, 2011 (acquired 2/4/04, cost
                 $90,769) (RES)                                                                      91,563
         50,000  Transcontinental Gas Pipeline Corp.
                 debs. 7 1/4s, 2026                                                                  50,000
         80,000  Unisource Energy bank term loan FRN
                 5.652s, 2011 (acquired 3/25/04, cost
                 $79,200) (RES)                                                                      78,900
        470,000  Utilicorp Canada Finance Corp. company
                 guaranty 7 3/4s, 2011 (Canada)                                                     438,275
        196,000  Utilicorp United, Inc. sr. notes 9.95s,
                 2011                                                                               198,940
        215,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                         244,937
         80,000  Williams Cos., Inc. (The) notes 8 3/4s,
                 2032                                                                                84,300
         80,000  Williams Cos., Inc. (The) notes 8 1/8s,
                 2012                                                                                87,400
        290,000  Williams Cos., Inc. (The) notes 7 5/8s,
                 2019                                                                               292,900
        380,000  Williams Cos., Inc. (The) sr. notes 8
                 5/8s, 2010                                                                         426,550
         64,352  Williams Products bank term loan FRN
                 3.88s, 2007 (acquired 6/4/03, cost
                 $64,352) (RES)                                                                      65,102
        131,272  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)                                                     13
                                                                                              -------------
                                                                                                 16,372,146
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $154,409,192)                          $157,155,965

Foreign government bonds and notes (14.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
AUD  $1,759,000  Australia (Government of) bonds 6 1/4s,
                 2015                                                                            $1,265,522
EUR   2,000,000  Austria (Republic of) 144A notes Ser.
                 EMTN, 3.8s, 2013                                                                 2,333,303
USD     360,000  Brazil (Federal Republic of) bonds 10
                 1/2s, 2014                                                                         359,640
USD     360,000  Brazil (Federal Republic of) bonds 10
                 1/8s, 2027                                                                         333,900
USD     525,000  Brazil (Federal Republic of) unsub.
                 notes 11s, 2040                                                                    515,288
USD     496,000  Bulgaria (Republic of) 144A bonds 8
                 1/4s, 2015                                                                         586,520
CAD   1,005,000  Canada (Government of) bonds 5 1/2s,
                 2010                                                                               799,129
CAD     410,000  Canada (Government of) bonds Ser. WL43,
                 5 3/4s, 2029                                                                       328,389
USD     105,000  Colombia (Republic of) bonds 10 3/8s,
                 2033                                                                               107,100
USD     425,000  Colombia (Republic of) bonds Ser. NOV, 9
                 3/4s, 2009                                                                         463,888
USD   1,150,000  Colombia (Republic of) notes 10 3/4s,
                 2013                                                                             1,283,975
EUR     155,000  Colombia (Republic of) unsub. bonds Ser.
                 15A, 11 3/8s, 2008                                                                 213,569
USD     175,000  Dominican (Republic of) notes 9.04s,
                 2013                                                                               112,875
USD     795,000  Ecuador (Republic of) bonds
                 stepped-coupon Ser. REGS, 7s (8s,
                 8/15/04), 2030 (STP)                                                               589,493
USD     150,000  El Salvador (Republic of) 144A bonds 8
                 1/4s, 2032                                                                         141,750
EUR     760,000  France (Government of) bonds 5 3/4s,
                 2032                                                                             1,042,144
EUR   1,470,000  France (Government of) bonds 5 1/2s,
                 2010                                                                             1,937,858
EUR   3,200,000  France (Government of) bonds 4s, 2013                                            3,813,955
EUR     440,000  France (Government of) deb. 4s, 2009                                               540,310
EUR   3,310,000  Germany (Federal Republic of) bonds Ser.
                 97, 6s, 2007                                                                     4,313,664
EUR   2,480,000  Germany (Federal Republic of) bonds Ser.
                 97, 6s, 2007                                                                     3,203,626
EUR     730,000  Hellenic Greece (Republic of) bonds 3
                 1/2s, 2008                                                                         884,735
USD     100,000  Indonesia (Republic of) FRN 2.005s, 2006                                            94,750
USD     250,000  Indonesia (Republic of) FRN 2.005s, 2005                                           243,125
USD     855,000  Indonosia (Republic of) 144A sr. notes 6
                 3/4s, 2014                                                                         790,875
NZD   2,970,000  New Zealand (Government of) bonds Ser.
                 1106, 8s 2006                                                                    1,952,992
NZD   3,152,000  New Zealand (Government of) bonds Ser.
                 709, 7s, 2009                                                                    2,057,694
USD     200,000  Peru (Republic of) bonds 8 3/4s, 2033                                              179,500
USD     190,000  Philippines (Republic of) bonds 9 7/8s,
                 2019                                                                               195,700
USD     325,000  Philippines (Republic of) sr. notes 8
                 7/8s, 2015                                                                         323,375
USD   2,211,250  Russia (Federation of) 144A unsub.
                 stepped-coupon 5s (7 1/2s, 3/31/07),
                 2030 (STP)                                                                       2,028,822
USD     520,000  Russia (Ministry of Finance) deb. Ser.
                 V, 3s, 2008                                                                        457,600
USD   1,030,000  South Africa (Republic of) notes 7 3/8s,
                 2012                                                                             1,125,790
USD     285,000  South Africa (Republic of) notes 6 1/2s,
                 2014                                                                               292,838
USD  16,800,000  Sweden (Government of) bonds Ser. 1041 6
                 3/4s, 2014                                                                       2,562,077
SEK  14,640,000  Sweden (Government of) bonds Ser. 3101,
                 4s, 2008                                                                         2,359,090
USD     370,000  Turkey (Republic of) notes 9s, 2011                                                387,575
USD     184,803  Ukraine (Government of) sr. notes Ser.
                 REGS, 11s, 2007                                                                    198,848
USD     400,000  Ukraine (Government of) 144A bonds
                 7.65s, 2013                                                                        384,000
USD     575,000  Ukraine (Government of) 144A unsub.
                 notes 6 7/8s, 2011                                                                 546,969
GBP     425,000  United Kingdom treasury bonds 8 3/4s,
                 2017                                                                             1,041,260
GBP   1,900,000  United Kingdom treasury bonds 7 1/4s,
                 2007                                                                             3,682,582
GBP   2,090,000  United Kingdom treasury bonds 5s, 2012                                           3,771,538
GBP   1,745,000  United Kingdom treasury bonds 7 1/2s,
                 2006                                                                             3,344,088
USD     725,000  United Mexican States bonds Ser. MTN,
                 8.3s, 2031                                                                         783,000
USD     215,000  Venezuela (Republic of) bonds 9 3/8s,
                 2034                                                                               189,200
USD     255,000  Venezuela (Republic of) notes 10 3/4s,
                 2013                                                                               264,690
USD     415,000  Venezuela (Republic of) unsub. bonds 5
                 3/8s, 2010                                                                         343,413
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $51,394,402)                   $54,772,024

Asset-backed securities (6.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                   Value
-----------------------------------------------------------------------------------------------------------
       $148,531  ABSC NIMS Trust 144A Ser. 03-HE5, Class
                 A, 7s, 2033                                                                       $149,273
                 Aegis Asset Backed Securities Trust 144A
         74,101  Ser. 04-1N, Class NOTE, 5s, 2034                                                    74,020
        160,959  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                 160,355
      3,503,636  Amortizing Residential Collateral Trust
                 Ser. 02-BC1, Class A, (Interest Only)
                 IO, 6s, 2005                                                                        66,555
                 AQ Finance NIM Trust 144A
         59,354  Ser. 03-N2, Class NOTE, 9.3s, 2033                                                  59,725
         47,141  Ser. 03-N9A, Class NOTE, 7.385s, 2033                                               47,436
          8,036  Arc Net Interest Margin Trust 144A Ser.
                 02-8A, Class A1, 7 3/4s, 2032                                                        7,970
                 Arcap REIT, Inc. 144A
        208,000  Ser. 03-1A, Class E, 7.11s, 2038                                                   215,995
        116,000  Ser. 04-1A, Class E, 6.42s, 2039                                                   115,148
                 Argent NIM Trust 144A
         96,753  Ser. 03-N6, Class A, 6.4s, 2034                                                     96,753
         48,720  Ser. 04-WN2, Class A, 4.55s, 2034                                                   48,538
         84,000  Asset Backed Funding Corp. NIM Trust
                 144A Ser. 04-0PT1, Class N2, 6.9s, 2033                                             84,000
        173,632  Aviation Capital Group Trust 144A FRB
                 Ser. 03-2A, Class G1, 2.12s, 2033                                                  174,283
        260,000  Bank One Issuance Trust FRB Ser. 03-C4,
                 Class C4, 2.41s, 2011                                                              264,399
                 Bayview Financial Acquisition Trust
        269,996  Ser. 02-CA, Class A, IO, 5.10s, 2004                                                 3,164
     12,011,224  Ser. 03-X, Class A, IO, .89s, 2006                                                 202,689
        265,000  Bear Stearns Asset Backed Securities NIM
                 Trust 144A Ser. 04-HE6, Class A1, 5
                 1/4s, 2034 (Cayman Islands)                                                        265,000
                 CARSSX Finance, Ltd. 144A
        100,000  FRB Ser. 04-AA, Class B3, 4.73s, 2011
                 (Cayman Islands)                                                                   100,000
        100,000  FRB Ser. 04-AA, Class B4, 6.88s, 2011
                 (Cayman Islands)                                                                   100,000
        370,000  Chase Credit Card Master Trust FRB Ser.
                 03-3, Class C, 2.46s, 2010                                                         377,530
                 Chase Funding Net Interest Margin 144A
         22,820  Ser. 03-2A, Class NOTE, 8 3/4s, 2035                                                22,820
        125,814  Ser. 03-4A, Class NOTE, 6 3/4s, 2036                                               125,814
                 Conseco Finance Securitizations Corp.
        203,000  Ser. 00-2, Class A4, 8.48s, 2021                                                   207,797
      1,673,000  Ser. 00-4, Class A6, 8.31s, 2032                                                 1,431,165
        600,000  Ser. 00-6, Class M2, 8.2s, 2032                                                     81,000
         12,000  Ser. 01-04, Class A4, 7.36s, 2033                                                   11,727
        220,000  Ser. 01-1, Class A5, 6.99s, 2032                                                   200,369
          9,000  Ser. 01-3, Class A3, 5.79s, 2033                                                     8,878
        610,000  Ser. 01-3, Class A4, 6.91s, 2033                                                   563,264
        200,000  Ser. 01-3, Class M2, 7.44s, 2033                                                    38,000
        561,000  Ser. 01-4, Class B1, 9.4s, 2010                                                     84,150
      1,298,260  Ser. 02-1, Class A, 6.681s, 2033                                                 1,331,637
        159,000  FRB Ser. 01-4, Class M1, 3.11s, 2033                                                65,588
        394,000  Consumer Credit Reference IDX Securities
                 FRB Ser. 02-1A, Class A, 3.55s, 2007                                               399,004
        160,602  Countrywide Asset Backed Certificates
                 144A Ser. 04-BC1N, Class NOTE, 5 1/2s,
                 2035                                                                               160,100
        235,000  Crest, Ltd. 144A Ser. 03-2A, Class E2,
                 8s, 2038                                                                           215,172
        144,730  First Franklin NIM Trust 144A Ser.
                 03-FF3A, Class A, 6 3/4s, 2033                                                     144,168
                 Fremont NIM Trust 144A
         52,361  Ser. 03-B, Class NOTE, 5.65s, 2033                                                  52,230
        267,360  Ser. 04-A, Class NOTE, 4 3/4s, 2034                                                266,558
                 Granite Mortgages PLC
GBP     585,000  Ser. 03-2, Class 3C, 6.38s, 2043 (United
                 Kingdom)                                                                         1,093,750
EUR     780,000  FRB Ser. 03-2, Class 2C1, 4 5/8s, 2043
                 (United Kingdom)                                                                   951,250
       $190,000  FRB Ser. 02-1, Class 1C, 2.93s, 2042
                 (United Kingdom)                                                                   193,236
                 Green Tree Financial Corp.
         96,808  Ser. 95-F, Class B2, 7.1s, 2021                                                     87,066
         63,355  Ser. 99-3, Class A5, 6.16s, 2031                                                    64,147
        678,000  Ser. 99-5, Class A5, 7.86s, 2030                                                   594,053
      1,020,927  Greenpoint Manufactured Housing Ser.
                 00-3, Class IA, 8.45s, 2031                                                        927,247
        635,000  GS Auto Loan Trust 144A Ser. 04-1, Class
                 D, 5s, 2011                                                                        624,556
                 GSAMP Trust 144A
         62,586  Ser. 03-HE1N, Class NOTE, 7 1/4s, 2033                                              62,436
        207,527  Ser. 04, Class NOTE, 5 1/2s, 2032                                                  207,216
        156,239  Ser. 04-FM1N, Class NOTE, 5 1/4s, 2033                                             156,076
        110,000  Ser. 04-HE1N, Class N1, 5s, 2034                                                   109,868
                 Holmes Financing PLC FRB
        110,000  Ser. 4, Class 3C, 2.44s, 2040 (United
                 Kingdom)                                                                           111,575
        190,000  Ser. 5, Class 2C, 2.59s, 2040 (United
                 Kingdom)                                                                           191,366
        127,000  Ser. 8, Class 2C, 2.32s, 2040 (United
                 Kingdom)                                                                           127,040
                 Home Equity Asset Trust 144A
        121,828  Ser. 02-5N, Class A, 8s, 2033                                                      122,742
         52,627  Ser. 03-4N, Class A, 8s, 2033                                                       53,021
        130,411  Ser. 03-7N, Class A, 5 1/4s, 2034                                                  130,411
         75,373  Ser. 04-1N, Class A, 5s, 2034                                                       75,184
        685,000  LNR CDO, Ltd. FRB Ser. 02-1A, Class FFL,
                 4.20s, 2037 (Cayman Islands)                                                       657,874
        415,000  LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class
                 EFL, 4.433s, 2036 (Cayman Islands)                                                 437,037
                 Long Beach Asset Holdings Corp. 144A
        168,235  Ser. 04-2, Class N1, 4.94s, 2034                                                   168,235
         78,534  Ser. 03-2, Class N1, 7.627s, 2033                                                   78,534
         54,798  Long Beach Asset Holdings Corp. NIM
                 Trust 144A Ser. 03-4, Class N1, 6.535s,
                 2033                                                                                54,867
      1,070,000  Long Beach Mortgage Loan Trust Ser.
                 04-3, Class S1, IO, 4.5s, 2006                                                      75,275
GBP     500,000  Lothian Mortgages PLC 144A Ser. 3A,
                 Class D, 5.458s, 2039 (United Kingdom)                                             909,100
       $568,528  Madison Avenue Manufactured Housing
                 Contract FRB Ser. 02-A, Class B1, 4.7s,
                 2032                                                                               312,690
        370,000  MBNA Credit Card Master Note Trust FRN
                 Ser. 03-C5, Class C5, 2.56s, 2010                                                  377,516
         75,836  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 03-WM3N, Class N1, 8s, 2005                                                    76,500
         98,630  Mid-State Trust Ser. 11, Class B,
                 8.221s, 2038                                                                        97,751
         27,994  Morgan Stanley ABS Capital I 144A Ser.
                 03-NC9N, Class NOTE, 7.6s, 2033                                                     28,117
                 Morgan Stanley Dean Witter Capital I
        210,000  FRN Ser. 01-NC3, Class B1, 3.9s, 2031                                              207,741
        195,000  FRN Ser. 01-NC4, Class B1, 3.95s, 2032                                             191,984
         76,582  New Century Mortgage Corp. NIM Trust
                 144A Ser. 03-B, Class NOTE, 6 1/2s, 2033                                            77,037
                 Oakwood Mortgage Investors, Inc.
        807,699  Ser. 01-C, Class A2, 5.92s, 2017                                                   519,270
      1,106,220  Ser. 02-C, Class A1, 5.41s, 2032                                                   976,240
        419,818  Ser. 99-B, Class A4, 6.99s, 2026                                                   377,102
                 Option One Mortgage Securities Corp. NIM
                 Trust 144A
         44,696  Ser. 03-5, Class NOTE, 6.9s, 2033                                                   44,919
         27,788  Ser. 03-2B, Class N1, 7.63s, 2033
                 (Cayman Islands)                                                                    27,788
        226,376  Pass-Through Amortizing Credit Card
                 Trust Ser. 02-1A, Class A4FL, 6.91s,
                 2012                                                                               227,016
                 Permanent Financing PLC FRB
        150,000  Ser. 1, Class 3C, 2.61s, 2042 (United
                 Kingdom)                                                                           151,664
        190,000  Ser. 3, Class 3C, 2.56s, 2042 (United
                 Kingdom)                                                                           193,266
      1,568,852  Residential Asset Mortgage Products,
                 Inc. Ser. 03-RZ1, Class A, IO, 5 3/4s,
                 2005                                                                                63,244
        166,965  Rural Housing Trust Ser. 87-1, Class D,
                 6.33s, 2026                                                                        172,757
         39,521  SAIL Net Interest Margin Notes Ser.
                 03-4, Class A, 7 1/2s, 2033 (Cayman
                 Islands)                                                                            39,477
                 SAIL Net Interest Margin Notes 144A
        231,136  Ser. 03-10A, Class A, 7 1/2s, 2033
                 (Cayman Islands)                                                                   231,123
         96,237  Ser. 03-12A, Class A, 7.35s, 2033
                 (Cayman Islands)                                                                    96,208
         58,605  Ser. 03-6A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            58,170
        123,634  Ser. 03-7A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           122,717
         33,892  Ser. 03-8A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            33,721
         86,687  Ser. 03-9A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            86,236
        162,584  Ser. 03-BC2A, Class A, 7 3/4s, 2033                                                162,111
        228,081  Ser. 04-2A, Class A, 5 1/2s, 2034
                 (Cayman Islands)                                                                   228,081
        406,363  Ser. 04-4A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           405,754
         16,731  Sasco Arc Net Interest Margin Notes Ser.
                 02-BC10, Class A, 7 3/4s, 2033                                                      16,579
                 Sasco Arc Net Interest Margin Notes 144A
         95,371  Ser. 03-3, Class A, 7 3/4s, 2033                                                    94,892
        197,774  Ser. 03-5, Class A, 7.35s, 2033 (Cayman
                 Islands)                                                                           197,716
        143,409  Ser. 03-AM1, Class A, 7 3/4s, 2033                                                 142,710
        148,926  Sasco Arc Net Interest Margin Trust 144A
                 Ser. 03-BC1, Class B, zero %, 2033                                                 106,645
         88,463  Saxon Net Interest Margin Trust 144A
                 Ser. 03-A, Class A, 6.656s, 2033                                                    88,463
        113,221  Sharp SP I, LLC Net Interest Margin
                 Trust Ser. 03-NC1N, Class N, 7 1/4s,
                 2033                                                                               113,855
                 Sharp SP I, LLC Net Interest Margin
                 Trust 144A
         83,855  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                 83,846
         62,236  Ser. 03-HS1N, Class N, 7.48s, 2033                                                  62,391
         29,594  Ser. 03-TC1N, Class N, 7.45s, 2033                                                  29,594
         46,751  Ser. 04-FM1N, Class N, 6.16s, 2033                                                  46,985
         35,604  Ser. 04-HS1N, Class NOTE, 5.92s, 2034                                               35,604
                 Structured Asset Investment Loan Trust
        151,534  Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                150,798
      3,863,371  Ser. 03-BC2, Class A, IO, 6s, 2005                                                 100,646
      1,310,001  Ser. 03-BC8, Class A, IO, 6s, 2005                                                  51,871
      7,873,000  Ser. 04-1, Class A, IO, 5 1/2s, 2005                                               420,006
        212,000  TIAA Commercial Real Estate
                 Securitization Ser. 02-1A, Class IV,
                 6.84s, 2037                                                                        164,671
        254,000  TIAA Commercial Real Estate
                 Securitization 144A Ser. 03-1A, Class E,
                 8s, 2038                                                                           227,876
      1,594,413  Washington Mutual Ser. 03-S1, Class A11,
                 IO, 5.5s, 2033                                                                     118,086
        459,762  Whole Auto Loan Trust 144A Ser. 03-1,
                 Class D, 6s, 2010                                                                  460,049
                                                                                              -------------
                 Total Asset-backed securities  (cost $26,457,465)                              $24,584,919

Collateralized mortgage obligations (5.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $190,000  Bear Stearns Commercial Mortgage
                 Securitization Corp. 144A Ser. 04-ESA,
                 Class K, 3.88s, 2016                                                              $190,000
      2,511,942  Commercial Mortgage Acceptance Corp.
                 Ser. 97-ML1, IO, .84s, 2017                                                         56,126
        154,000  Commercial Mortgage Pass-Through
                 Certificates 144A FRB Ser. 01-FL4A,
                 Class E, 2.68s, 2013                                                               137,060
        757,000  Criimi Mae Commercial Mortgage Trust
                 Ser. 98-C1, Class A2, 7s, 2011                                                     807,624
      1,143,000  Criimi Mae Commercial Mortgage Trust
                 144A Ser. 98-C1, Class B, 7s, 2033                                               1,185,195
        192,000  CS First Boston Mortgage Securities
                 Corp. 144A FRB Ser. 03-TF2A, Class L,
                 5.38s, 2014                                                                        190,648
     21,772,852  Deutsche Mortgage & Asset Receiving
                 Corp. Ser. 98-C1, Class X, IO, 1.104s,
                 2023                                                                               590,896
                 DLJ Commercial Mortgage Corp.
        152,919  Ser. 98-CF2, Class B4, 6.04s, 2031                                                 124,701
        489,824  Ser. 98-CF2, Class B5, 5.95s, 2031                                                 300,496
                 Fannie Mae
        319,182  Ser. 02-36, Class SJ, 16 1/2s, 2029                                                349,785
      1,175,854  Ser. 329, Class 2, IO, 5.5s, 2033                                                  294,332
        274,214  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                295,736
          5,928  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                  6,394
            642  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                     692
          2,547  Ser. 02-14, Class A2, 7 1/2s, 2042                                                   2,747
        332,279  Ser. 01-T10, Class A2, 7 1/2s, 2041                                                358,358
          1,485  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                   1,602
          3,951  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                   4,261
      1,288,604  Ser. 01-T7, Class A1, 7 1/2s, 2041                                               1,389,744
        194,524  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                 209,792
        580,146  Ser. 01-T1, Class A1, 7 1/2s, 2040                                                 625,680
        237,126  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                 255,737
        122,329  Ser. 00-T6, Class A1, 7 1/2s, 2030                                                 131,930
        574,294  Ser. 01-T4, Class A1, 7 1/2s, 2028                                                 619,369
          1,268  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                   1,368
      2,646,290  Ser. 338, Class 2, IO, 5.5s, 2033                                                  689,689
      1,043,600  Ser. 03-24, Class IC, IO, 5s, 2015                                                 202,651
      1,719,384  Ser. 03-34, Class SG, IO, 5.55s, 2033                                              153,939
        193,521  Ser. 01-74, Class MI, IO, 6s, 2015                                                  14,509
      1,982,389  Ser. 03-49, Class TS, IO, 6 1/4s, 2018                                             237,577
        674,463  Ser. 03-26, Class IG, IO, 6s, 2033                                                 126,567
        691,567  Ser. 02-36, Class QH, IO, 6.6s, 2029                                                43,359
      9,035,318  Ser. 02-T18, IO, .519s, 2042                                                       130,632
        661,900  Ser. 345, Class 1, IO, 5s, 2033                                                    181,609
      2,941,436  Ser. 345, Class 3, IO, 5s, 2033                                                    794,188
      5,137,720  Ser. 03-34, Class SP, IO, 5.65s, 2032                                              440,720
        243,000  Ser. 03-6, Class IB, IO, 5.5s, 2022                                                 15,943
            487  Ser. 92-15, Class L, IO, 10.38s, 2022                                                5,982
      1,729,095  Ser. 03-41, Class SP, IO, 5.75s, 2015                                              115,363
        587,100  Ser. 318, Class 2, IO, 6s, 2032                                                    136,340
        812,787  Ser. 03-118, Class SF, IO, 6.65s, 2033                                             119,005
      3,107,095  Ser. 03-W17, Class 12, IO, 1.162s, 2033                                            103,267
        751,067  Ser. 03-118, Class S, IO, 6.65s, 2033                                              108,905
      1,223,390  Ser. 03-45, Class PI, IO, 5.5s, 2029                                               144,195
      1,624,259  Ser. 03-37, Class IC, IO, 5.5s, 2027                                               175,116
         78,894  Ser. 98-51, Class SG, IO, 23.72s, 2022                                              35,395
        472,700  Ser. 322, Class 2, IO, 6s, 2032                                                    109,460
      5,786,368  Ser. 03-W10, Class 3A, IO, 1.913s, 2043                                            191,673
      5,209,140  Ser. 00-T6, IO, 0.985s, 2030                                                        93,602
      4,866,218  Ser. 03-W10, Class 1A, IO, 1.92s, 2043                                             156,631
         65,946  Ser. 03-7, Class SM, IO, 6.3s, 2023                                                    381
      2,512,059  Ser. 03-23, Class AI, IO, 5s, 2017                                                 317,488
        153,600  Ser. 03-23, Class SC, IO, 6.1s, 2033                                                 2,304
        598,747  Ser. 03-58, Class ID, IO, 6s, 2033                                                 137,244
        788,921  Ser. 03-14, Class KS, IO, 6.15s, 2017                                               58,799
      4,215,647  Ser. 03-34, Class ES, IO, 5.5s, 2033                                               375,456
         99,086  Ser. 99-51, Class N, (Principal Only)
                 PO, zero %, 2029                                                                    83,031
         52,515  Ser. 99-52, Class MO, PO, zero %, 2026                                              50,574
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
          7,896  Ser. T-58, Class 4A, 7 1/2s, 2043                                                    8,515
      2,897,137  Ser. T-57, Class 1AX, IO, .439s, 2043                                               31,461
      7,751,708  FFCA Secured Lending Corp. Ser. 00-1,
                 Class X, IO, 1.603s, 2020                                                          495,347
        229,896  First Chicago Lennar Trust 144A Ser.
                 97-CHL1, Class E, 7.922s, 2039                                                     214,737
                 Freddie Mac
        295,010  Ser. 2763, Class SC, 23.08s, 2032                                                  351,787
      1,175,704  Ser. 2448, Class SM, IO, 6.4s, 2032                                                123,449
      1,293,175  Ser. 2579, Class GS, IO, 6.05s, 2017                                               120,146
        404,800  Ser. 2590, Class IH, IO, 5 1/2s, 2028                                              104,236
      1,863,555  Ser. 216, Class IO, IO, 6s, 2032                                                   423,449
      1,048,000  Ser. 2596, Class IQ, IO, 5.5s, 2026                                                110,921
        786,800  Ser. 2515, Class IG, IO, 1.1s, 2032                                                259,570
        138,186  Ser. 2478, Class SY, IO, 6.55s, 2021                                                 7,758
        220,500  Ser. 215, Class PO, PO, zero %, 2031                                               197,089
        201,747  Ser. 2235, PO, zero %, 2030                                                        162,690
              2  Ser. 2078, Class KC, PO, zero %, 2023                                                    2
        282,877  GMAC Commercial Mortgage Securities,
                 Inc. 144A Ser. 99-C3, Class G, 6.974s,
                 2036                                                                               208,150
                 Government National Mortgage Association
         95,741  Ser. 02-51, Class SA, IO, 6.68s, 2032                                                1,120
      2,478,715  Ser. 03-83, Class SI, IO, 4.9s, 2032                                               170,412
        900,710  Ser. 02-47, Class SM, IO, 4.55s, 2032                                               46,021
      1,175,803  Ser. 01-19, Class S, IO, 5.9s, 2031                                                110,231
        373,154  Ser. 01-43, Class SJ, IO, 6.18s, 2029                                                9,271
        100,466  Ser. 98-2, Class EA, PO, zero %, 2028                                               83,198
        117,000  GS Mortgage Securities Corp. II 144A FRB
                 Ser. 03-FL6A, Class L, 4.63s, 2015                                                 117,146
GBP     713,631  Hermione (European Loan Conduit No. 14)
                 144A FRB Class A, 5.33s, 2011 (Ireland)                                          1,305,310
       $136,232  LB Commercial Conduit Mortgage Trust
                 144A Ser. 99-C1, Class G, 6.41s, 2031                                              104,732
                 Mach One Commercial Mortgage Trust 144A
        226,000  Ser. 04-1A, Class J, 5.45s, 2040                                                   181,215
        114,000  Ser. 04-1A, Class K, 5.45s, 2040                                                    92,104
         52,000  Ser. 04-1A, Class L, 5.45s, 2040                                                    36,841
      3,743,778  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 96-C2, Class JS, IO, 3.459s, 2028                                             216,286
        930,000  Morgan Stanley Capital I 144A Ser.
                 04-RR, Class F7, 6s, 2039                                                          659,040
      3,037,952  Mortgage Capital Funding, Inc. Ser.
                 97-MC2, Class X, IO, 1.282s, 2012                                                   89,914
                 Starwood Asset Receivables Trust 144A
         95,279  FRB Ser. 03-1A, Class F, 2.55s, 2022                                                95,431
        122,502  FRB Ser. 03-1A, Class E, 2 1/2s, 2022                                              122,698
                 STRIPS 144A
         87,000  Ser. 03-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                            71,375
        104,000  Ser. 03-1A, Class N, 5s, 2018                                                       76,742
        100,000  Ser. 04-1A, Class M, 5s, 2018                                                       82,360
         90,000  Ser. 04-1A, Class N, 5s, 2018                                                       66,870
        100,000  Trizechahn Office Properties Trust 144A
                 Ser. 01-TZHA, Class D3, 6.943s, 2013                                               106,187
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $21,579,206)                  $20,345,678

Common stocks (0.7%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          1,083  AboveNet, Inc. (NON)                                                               $33,562
          1,153  Alderwoods Group, Inc. (NON)                                                        10,244
        350,000  AMRESCO Creditor Trust (acquired
                 6/17/99, cost $62,787) (RES)(NON)(R)                                                   350
              8  Arch Wireless, Inc. Class A (NON)                                                      226
            958  Archibald Candy Corp. (NON)                                                             48
            605  Birch Telecom, Inc. (NON)                                                                6
            244  Comdisco Holding Co., Inc.                                                           5,868
      1,883,299  Contifinancial Corp. Liquidating Trust
                 Units                                                                               37,666
          8,378  Covad Communications Group, Inc. (NON)                                              15,918
            932  Crown Castle International Corp. (NON)                                              13,160
            614  Genesis HealthCare Corp. (NON)                                                      16,486
         25,179  Globix Corp. (NON)                                                                  80,573
          8,406  iPCS, Inc. (NON)                                                                   181,418
        295,000  iPCS Escrow, Inc. (NON)                                                                295
             99  Knology, Inc. (NON)                                                                    432
             58  Leucadia National Corp.                                                              2,986
          3,473  Lodgian, Inc. (NON)                                                                 34,035
         60,000  Loewen Group International, Inc. (NON)                                                   6
            431  Polymer Group, Inc. Class A (NON)                                                    5,689
          1,004  PSF Group Holdings, Inc. 144A Class A
                 (acquired various dates from 2/8/93 to
                 3/16/98, cost $3,443,871) (NON)                                                  1,505,790
         28,727  Regal Entertainment Group (acquired
                 5/9/02, cost $228,945) (RES)                                                       540,929
            129  Sterling Chemicals, Inc. (NON)                                                       3,096
            467  Sun Healthcare Group, Inc. (NON)                                                     3,227
        503,131  VFB LLC (acquired various dates from
                 10/27/00 to 12/8/03, cost $355,888)
                 (RES)(NON)                                                                          95,595
          2,398  Washington Group International, Inc.
                 (NON)                                                                               80,141
                                                                                              -------------
                 Total Common stocks  (cost $7,439,677)                                          $2,667,746

Preferred stocks (0.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         16,152  Avecia Group PLC $4.00 pfd. (United
                 Kingdom) (PIK)                                                                    $209,976
          5,858  Doane Pet Care Co. $7.125 pfd.                                                     246,036
             14  Dobson Communications Corp. 13.00% pfd.
                 (PIK)                                                                                9,114
            210  First Republic Capital Corp. 144A 10.50%
                 pfd.                                                                               217,350
          6,895  iStar Financial, Inc. $1.95 cum. pfd.                                              172,375
             50  Paxson Communications Corp. 13.25% cum.
                 pfd. (PIK)                                                                         436,250
            106  Rural Cellular Corp. Ser. B, 11.375%
                 cum. pfd.                                                                           89,040
            738  Rural Cellular Corp. 12.25% pfd. (PIK)                                             464,940
                                                                                              -------------
                 Total Preferred stocks  (cost $2,089,902)                                       $1,845,081

Brady bonds (0.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $367,060  Brazil (Federal Republic of) FRB 2 1/8s,
                 2012                                                                              $318,902
        588,238  Brazil (Federal Republic of) govt.
                 guaranty FRB Ser. RG, 2 1/8s, 2012                                                 511,061
        375,000  Peru (Republic of) coll. FLIRB Ser.
                 20YR, 4 1/2s, 2017                                                                 310,313
        336,700  Peru (Republic of) FRB Ser. PDI, 5s,
                 2017                                                                               292,929
                                                                                              -------------
                 Total Brady bonds  (cost $1,186,663)                                            $1,433,205

Convertible preferred stocks (0.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          4,915  Crown Castle International Corp. $3.125
                 cv. pfd.                                                                          $223,018
          2,910  Omnicare, Inc. $2.00 cv. pfd.                                                      139,680
             35  Paxson Communications Corp. 144A 9.75%
                 cv. pfd. (PIK)                                                                     248,500
          3,690  Williams Cos., Inc. (The) 144A $2.75 cv.
                 pfd.                                                                               263,835
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $750,917)                               $875,033

Convertible bonds and notes (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $60,000  AES Corp. (The) cv. sub. notes 4 1/2s,
                 2005                                                                               $59,400
        280,000  Amkor Technologies, Inc. cv. notes 5
                 3/4s, 2006                                                                         256,550
      1,210,000  Cybernet Internet Services
                 International, Inc. 144A cv. sr. disc.
                 notes stepped-coupon zero % (13s,
                 8/15/04) 2009 (Denmark) (In default)
                 (NON)(STP)                                                                              12
        145,000  WCI Communities, Inc. cv. sr. sub. notes
                 4s, 2023                                                                           156,056
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $1,493,551)                              $472,018

Units  (--%)(a)
-----------------------------------------------------------------------------------------------------------
Number of units                                                                                       Value
-----------------------------------------------------------------------------------------------------------
        470,000  Morrison Knudsen Corp., 2032                                                       $24,675
            376  XCL Equity Units                                                                   167,075
                                                                                              -------------
                 Total Units  (cost $1,198,601)                                                    $191,750

Warrants  (--%) (a) (NON)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                                                    Value
-----------------------------------------------------------------------------------------------------------
            391  AboveNet, Inc.                                                                      $1,955
            460  AboveNet, Inc.                                                                         460
            560  Dayton Superior Corp. 144A                                                               1
              2  Doe Run Resources Corp. 144A                                                             1
            641  Huntsman Co., LLC 144A                                                             121,790
            266  MDP Acquisitions PLC 144A (Ireland)                                                  7,382
            210  Mikohn Gaming Corp. 144A                                                                63
            220  ONO Finance PLC 144A (United Kingdom)                                                    2
            230  Pliant Corp. 144A                                                                        2
            261  Solutia, Inc. 144A                                                                       3
            570  Travel Centers of America, Inc. 144A                                                 2,850
            900  Ubiquitel, Inc. 144A                                                                     1
          1,479  Washington Group International, Inc.
                 Ser. A                                                                              10,723
          1,691  Washington Group International, Inc.
                 Ser. B                                                                               9,639
            914  Washington Group International, Inc.
                 Ser. C                                                                               4,296
            320  XM Satellite Radio Holdings, Inc. 144A                                              17,120
                                                                                              -------------
                 Total Warrants  (cost $394,274)                                                   $176,288

U.S. Government and Agency Mortgage Obligations (10.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $20,515  Federal Home Loan Mortgage Corporation 7
                 1/2s, May 1, 2027                                                                  $22,146
                 Federal National Mortgage Association
                 Pass-Through Certificates
          5,867  8s, July 1, 2024                                                                     6,347
         85,337  7 1/2s, with due dates from January 1,
                 2030 to August 1, 2030                                                              91,643
      7,373,569  6 1/2s, with due dates from June 1, 2028
                 to May 1, 2033                                                                   7,723,646
     18,000,000  6 1/2s, TBA, August 15, 2034                                                    18,783,281
        463,819  5s, June 1, 2019                                                                   467,914
     12,400,000  5s, TBA, August 15, 2019                                                        12,486,218
      2,045,169  4 1/2s, with due dates from August 1,
                 2033 to June 1, 2034                                                             1,933,570
                                                                                              -------------
                 Total U.S. Government and Agency Mortgage Obligations  (cost $41,369,991)      $41,514,765

U.S. Treasury Obligations (13.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
     $5,440,000  7 1/2s, November 15, 2016                                                       $6,782,150
     12,789,000  6 1/4s, May 15, 2030                                                            14,519,512
      5,965,000  6 1/4s, August 15, 2023                                                          6,691,053
      7,289,000  4 1/4s, August 15, 2013                                                          7,192,193
          3,000  4s, November 15, 2012                                                                2,936
                 U.S. Treasury Notes
      8,046,000  3 1/4s, August 15, 2008                                                          7,986,912
      6,087,000  1 1/8s, June 30, 2005                                                            6,038,494
      7,990,000  U.S. Treasury Strip zero %, November 15,
                 2024                                                                             2,611,061
                                                                                              -------------
                 Total U.S. Treasury Obligations  (cost $51,768,263)                            $51,824,311

Short-term investments (16.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $62,277,762  Putnam Prime Money Market Fund (e)                                             $62,277,762
        700,000  U.S. Treasury Bill zero %, August 5, 2004
                 (SEG)                                                                              699,914
                                                                                              -------------
                 Total Short-term investments  (cost $62,977,676)                               $62,977,676
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $424,509,780) (b)                                     $420,836,459
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to buy at July 31, 2004 (Unaudited)
(aggregate face value $24,562,436)
                                                                                    Unrealized
                                                     Aggregate      Delivery      appreciation/
                                    Value           face value          date     (depreciation)
----------------------------------------------------------------------------------------------
Australian Dollar              $4,062,396           $4,087,007        Sep-04          $(24,612)
British Pound                   4,919,250            4,932,060        Sep-04           (12,810)
Danish Krone                      629,301              638,401        Sep-04            (9,100)
Euro                            3,162,686            3,211,678        Sep-04           (48,992)
Japanese Yen                   11,066,285           11,018,505        Sep-04            47,780
Norwegian Krone                   178,642              187,371        Sep-04            (8,729)
Polish Zloty                      242,138              231,004        Sep-04            11,134
Swedish Krona                     250,563              256,410        Sep-04            (5,847)
----------------------------------------------------------------------------------------------
                                                                                      $(51,176)
----------------------------------------------------------------------------------------------


Forward currency contracts to sell at July 31, 2004 (Unaudited)
(aggregate face value $43,802,498)
                                                                                    Unrealized
                                                     Aggregate      Delivery      appreciation/
                                    Value           face value          date     (depreciation)
----------------------------------------------------------------------------------------------
Australian Dollars             $2,071,304           $2,109,971        Sep-04           $38,667
British Pound                  13,320,456           13,354,801        Sep-04            34,345
Canadian Dollars                  447,825              437,011        Sep-04           (10,814)
Euro                           18,573,055           18,679,191        Sep-04           106,136
Japanese Yen                      463,817              476,591        Sep-04            12,774
New Zealand Dollars             3,902,994            3,829,375        Sep-04           (73,619)
Swedish Krona                   4,772,665            4,915,558        Sep-04           142,893
----------------------------------------------------------------------------------------------
                                                                                      $250,382
----------------------------------------------------------------------------------------------


Futures contracts outstanding at July 31, 2004 (Unaudited)
                                                                                    Unrealized
                                                       Aggregate   Expiration     appreciation/
                                            Value     face value         date    (depreciation)
----------------------------------------------------------------------------------------------
Euro-Bobl 5 yr (Long)               $7,214,874.00  $7,199,924.00       Sep-04          $14,950
Euro-Bund 10 yr (Long)                  7,702,550      7,672,888       Sep-04           29,662
Interest Rate Swap 10 yr
(Long)                                    860,750        832,456       Sep-04           28,294
Japanese Government
Bond 10 yr (Long)                       3,871,009      3,880,197       Sep-04           (9,188)
Japanese Government
Bond 10 yr-TSE (Long)                   2,419,919      2,424,226       Sep-04           (4,307)
U.K. Gilt (Long)                       10,015,291     10,012,116       Sep-04            3,175
U.S. Treasury Bond (Long)               7,467,094      7,204,400       Sep-04          262,694
U.S. Treasury Note
10 yr (Long)                            9,964,688      9,937,285       Sep-04           27,403
U.S. Treasury Note
5 yr (Short)                           37,449,000     36,898,242       Sep-04         (550,758)
----------------------------------------------------------------------------------------------
                                                                                     $(198,075)
----------------------------------------------------------------------------------------------


Interest rate swap contracts outstanding at July 31, 2004 (Unaudited)
                                                                                   Unrealized
                                                     Notional   Termination       appreciation/
                                                      amount       date          (depreciation)
----------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A.
dated March 25, 2004 to pay
semi-annually the notional amount
multiplied by 3.075% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR.                      $9,000,000     3/30/09             $303,818

Agreement with Bank of America, N.A.
dated January 22, 2004 to pay
semi-annually the notional amount
multiplied by 1.97375% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR.                       4,500,000     1/26/06               50,186

Agreement with Bank of America, N.A.
dated December 2,  2003 to pay
semi-annually the notional amount
multiplied by 2.444% and receive
quarterly the notional amount multiplied
by the three month USD LIBOR.                       3,496,000     12/5/05                2,339

Agreement with Bank of America, N.A.
dated January 22, 2004 to pay
semi-annually the notional amount
multiplied by 4.35% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR.                       1,400,000     1/27/14               59,154

Agreement with Credit Suisse First
Boston International dated July 7, 2004
to pay semi-annually the notional amount
multiptied by 4.945% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR.                       3,157,800      7/9/14               (6,353)

Agreement with Credit Suisse First
Boston International dated July 7, 2004
to receive semi-annually the notional
amount multiptied by 2.931% and pay
quarterly the notional amount multiplied
by the three month USD-LIBOR.                       2,798,800      7/9/06               (2,726)

Agreement with Lehman Brothers Special
Financing, Inc. dated December 9, 2003
to receive semi-annually the notional
amount multiptied by 4.641% and pay
quarterly the notional amount multiplied
by three month USD-LIBOR-BBA.                       5,068,000    12/15/13              (76,407)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004
to pay semi-annually the notional amount
multiplied by 1.955% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.                   4,500,000     1/26/06               51,323

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004
to pay semi-annually the notional amount
multiplied by 4.3375% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.                   1,400,000     1/26/14               61,144

Agreement with Merrill Lynch Capital
Services, Inc. dated September 27, 2002
to receive semi-annually the notional
amount multiplied by the six month
JPY-LIBOR-BBA and pay semi-annually the
notional amount multiplied by 0.399%.      JPY  1,334,000,000     10/1/07               50,854

Agreement with Merrill Lynch Capital
Services, Inc. dated November 17, 2000
to pay semi-annually the notional
amount multiplied by the three month
USD-LIBOR-BBA and receive the notional
amount multiplied by 6.68%.                        $3,500,000    11/21/05              216,508

Agreement with UBS, AG dated April 23,
2004 to receive annually the notional
amount multiplied by 3.49% and pay
quarterly the notional amount multiplied
by the three month SEK-STIBOR-SIDE.        SEK    212,000,000     4/27/06               30,396
----------------------------------------------------------------------------------------------
                                                                                      $740,236
----------------------------------------------------------------------------------------------


    NOTES

  (a) Percentages indicated are based on net assets of $380,022,510.

  (b) The aggregate identified cost on a tax basis is $426,052,047 resulting in gross unrealized appreciation and depreciation of $14,937,961 and $20,153,549, respectively, or net unrealized depreciation of $5,215,588.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2004 was $8,394,950 or 2.2% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2004.

  (R) Real Estate Investment Trust.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $68,777 for the period ended July 31, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at July 31, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.
      Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

      Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004